UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-09721

Registrant Name:	PIMCO Managed Accounts Trust

Address of Principal Executive Offices:	1633 Broadway New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau 650 Newport Center Drive Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	December 31

Date of Reporting Period:	September 30, 2016

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Fixed Income SHares: Series C

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 156.2%
BANK LOAN OBLIGATIONS 0.5%
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		$6,700	$6,728

Total Bank Loan Obligations (Cost $6,701)			6,728

CORPORATE BONDS & NOTES 59.4%
BANKING & FINANCE 41.7%
Air Lease Corp.
3.000% due 09/15/2023		3,150	3,122
Ally Financial, Inc.
6.250% due 12/01/2017		300	312
American Tower Corp.
3.500% due 01/31/2023		3,375	3,526
4.700% due 03/15/2022		1,600	1,781
Ameriprise Financial, Inc.
2.875% due 09/15/2026		2,000	2,009
Bank of America Corp.
4.000% due 04/01/2024		500	540
4.100% due 07/24/2023		5,600	6,074
4.125% due 01/22/2024		15,000	16,301
5.000% due 05/13/2021		300	335
5.625% due 07/01/2020		11,800	13,274
Barclays Bank PLC
7.625% due 11/21/2022		1,200	1,335
7.750% due 04/10/2023		7,300	7,656
10.000% due 05/21/2021	GBP	300	503
14.000% due 06/15/2019 (d)		100	162
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$12,149	12,301
BPCE S.A.
4.500% due 03/15/2025		10,000	10,117
CIT Group, Inc.
3.875% due 02/19/2019		900	921
4.250% due 08/15/2017		1,000	1,020
5.250% due 03/15/2018		500	521
6.625% due 04/01/2018		100	106
Citigroup, Inc.
3.400% due 05/01/2026		25,000	25,899
Cooperatieve Rabobank UA
3.750% due 07/21/2026		14,600	14,663
6.625% due 06/29/2021 (d)	EUR	5,000	5,924
8.400% due 06/29/2017 (d)		$4,240	4,421
Credit Agricole S.A.
7.500% due 06/23/2026 (d)	GBP	100	129
8.125% due 09/19/2033		$1,300	1,407
Credit Suisse AG
6.500% due 08/08/2023		1,100	1,196
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		400	409
Crown Castle International Corp.
5.250% due 01/15/2023		4,000	4,544

Deutsche Bank AG
1.350% due 05/30/2017		7,700	7,550
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		8,637	9,051
FleetBoston Financial Corp.
6.875% due 01/15/2028		2,120	2,671
Ford Motor Credit Co. LLC
5.750% due 02/01/2021		15,000	16,921
5.875% due 08/02/2021		600	685
General Motors Financial Co., Inc.
4.250% due 05/15/2023		23,220	24,186
Goldman Sachs Group, Inc.
3.500% due 01/23/2025		25,000	25,914
3.750% due 05/22/2025		20,000	21,051
4.000% due 03/03/2024		16,700	17,970
HBOS PLC
6.750% due 05/21/2018		25,300	27,103
Heta Asset Resolution AG
2.750% due 12/31/2023 ^	CHF	200	186
4.250% due 12/31/2023 ^	EUR	600	598
4.375% due 12/31/2023 ^		600	597
HSBC Holdings PLC
6.375% due 09/17/2024 (d)		$1,200	1,184

International Lease Finance Corp.
7.125% due 09/01/2018		3,000	3,281
JPMorgan Chase & Co.
2.950% due 10/01/2026		20,000	20,095
3.625% due 05/13/2024		900	959
3.900% due 07/15/2025		11,300	12,205
6.125% due 04/30/2024 (d)		4,200	4,448
7.900% due 04/30/2018 (d)		30,900	31,788
Lloyds Bank PLC
9.875% due 12/16/2021		177	180
12.000% due 12/16/2024 (d)		26,200	36,058
13.000% due 12/19/2021	AUD	200	156
Lloyds Banking Group PLC
7.500% due 06/27/2024 (d)		$3,604	3,731
MetLife Capital Trust
7.875% due 12/15/2067		600	756
Morgan Stanley
3.125% due 07/27/2026		16,050	16,244
3.700% due 10/23/2024		10,000	10,568
3.875% due 04/29/2024		1,000	1,072
4.000% due 07/23/2025		6,900	7,438
5.500% due 07/28/2021		9,500	10,847
5.750% due 01/25/2021		100	114
Nationwide Building Society
2.450% due 07/27/2021		2,400	2,432
Navient Corp.
5.500% due 01/15/2019		1,500	1,526
7.250% due 01/25/2022		17,700	18,120
8.000% due 03/25/2020		1,100	1,183
8.450% due 06/15/2018		14,855	16,006
PNC Financial Services Group, Inc.
3.900% due 04/29/2024		2,000	2,148
Preferred Term Securities Ltd.
1.407% due 03/24/2034		231	200
Qatari Diar Finance Co.
5.000% due 07/21/2020		1,500	1,663
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (d)		2,200	2,041
8.625% due 08/15/2021 (d)		17,000	16,788
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	4,429	5,408
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		$5,880	6,012
Santander Holdings USA, Inc.
2.275% due 11/24/2017		9,400	9,485
Santander UK Group Holdings PLC
2.875% due 08/05/2021		3,100	3,102
Springleaf Finance Corp.
6.900% due 12/15/2017		14,000	14,753
Synchrony Financial
3.750% due 08/15/2021		3,200	3,370
UBS AG
4.750% due 02/12/2026	EUR	400	480
7.250% due 02/22/2022		$200	203
Wells Fargo & Co.
3.000% due 04/22/2026		2,300	2,326
3.450% due 02/13/2023		4,700	4,853
4.480% due 01/16/2024		3,052	3,344
7.980% due 03/15/2018 (d)		19,217	20,108

Weyerhaeuser Co.
7.375% due 10/01/2019		5,000	5,752

			597,418

INDUSTRIALS 13.3%
Alliance Data Systems Corp.
5.250% due 12/01/2017		12,750	13,053
AutoNation, Inc.
6.750% due 04/15/2018		800	855
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		2,800	1,470
Charter Communications Operating LLC
4.908% due 07/23/2025		800	885
6.484% due 10/23/2045		1,300	1,581
CSC Holdings LLC
7.875% due 02/15/2018		810	869
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020		267	281
6.200% due 01/02/2020		240	255
DISH DBS Corp.
5.000% due 03/15/2023		14,842	14,471
5.875% due 07/15/2022		300	310
Ecopetrol S.A.
5.875% due 09/18/2023		2,500	2,703

Energy Transfer Partners LP
6.125% due 02/15/2017		2,100	2,132
9.700% due 03/15/2019		300	344
Enterprise Products Operating LLC
5.100% due 02/15/2045		2,000	2,164
Ford Motor Co.
7.450% due 07/16/2031		6,000	7,961
Georgia-Pacific LLC
5.400% due 11/01/2020		9,300	10,527
Glencore Finance Canada Ltd.
5.800% due 11/15/2016		7,400	7,426
Kern River Funding Corp.
4.893% due 04/30/2018		438	458
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021		300	310
3.950% due 09/01/2022		1,000	1,050
6.850% due 02/15/2020		3,000	3,407
Kinder Morgan, Inc.
3.050% due 12/01/2019		600	613
5.300% due 12/01/2034		1,800	1,803
7.000% due 06/15/2017		1,789	1,852
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		3,047	2,978
Northwest Airlines Pass-Through Trust
7.041% due 10/01/2023		1,112	1,279
7.150% due 04/01/2021		18,491	19,832
Ooredoo International Finance Ltd.
5.000% due 10/19/2025		11,800	13,467
Penske Truck Leasing Co. LP
4.875% due 07/11/2022		1,900	2,123
Petrofac Ltd.
3.400% due 10/10/2018		5,750	5,786
Phosagro OAO Via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		4,300	4,402
Rockies Express Pipeline LLC
5.625% due 04/15/2020		100	106
SES Global Americas Holdings GP
2.500% due 03/25/2019		400	401
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		500	524
SFR Group S.A.
5.375% due 05/15/2022	EUR	700	815
Sibur Securities DAC
3.914% due 01/31/2018		$4,400	4,455
Solvay Finance America LLC
4.450% due 12/03/2025		1,000	1,093
T-Mobile USA, Inc.
6.625% due 04/01/2023		1,300	1,401
Tennessee Gas Pipeline Co. LLC
7.500% due 04/01/2017		1,950	2,004
Time Warner Entertainment Co. LP
8.375% due 03/15/2023		2,105	2,739
TransCanada PipeLines Ltd.
3.800% due 10/01/2020		1,100	1,179
UAL Pass-Through Trust
9.750% due 07/15/2018		608	623
10.400% due 05/01/2018		681	683
USG Corp.
9.500% due 01/15/2018		2,407	2,626

Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	7,290	9,833
Volkswagen Group of America Finance LLC
1.281% due 05/22/2018		$1,100	1,094
WestJet Airlines Ltd.
3.500% due 06/16/2021		1,800	1,847
Wind Acquisition Finance S.A.
4.000% due 07/15/2020	EUR	28,200	32,154

			190,224

UTILITIES 4.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$700	779
FirstEnergy Corp.
2.750% due 03/15/2018		2,000	2,024
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		600	649
Intergas Finance BV
6.375% due 05/14/2017		895	917
NRG Energy, Inc.
7.625% due 01/15/2018		2,016	2,157
Petrobras Global Finance BV
7.875% due 03/15/2019		4,866	5,280
Qwest Corp.
6.500% due 06/01/2017		1,250	1,291

Rosneft Finance S.A.
6.625% due 03/20/2017		5,150	5,254
7.875% due 03/13/2018		3,700	3,966
Rosneft Oil Co. Via Rosneft International Finance Ltd.
3.149% due 03/06/2017		4,500	4,517
Sprint Communications, Inc.
7.000% due 08/15/2020		1,000	1,010
SSE PLC
5.625% due 10/01/2017 (d)	EUR	5,000	5,883
TECO Finance, Inc.
6.572% due 11/01/2017		$983	1,037
Verizon Communications, Inc.
4.862% due 08/21/2046		10,000	11,276
5.150% due 09/15/2023		15,000	17,484
W3A Funding Corp.
8.090% due 01/02/2017		33	33

			63,557

Total Corporate Bonds & Notes (Cost $831,884)			851,199

MUNICIPAL BONDS & NOTES 1.2%
CALIFORNIA 0.9%
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		5,950	8,263
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027		3,000	3,791

			12,054

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2008
5.630% due 01/01/2022		200	205
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		1,500	1,664
7.750% due 01/01/2042		850	915
Chicago, Illinois General Obligation Notes, Series 2015
5.633% due 01/01/2020		200	205

			2,989

NEW YORK 0.1%
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033		1,600	2,008

Total Municipal Bonds & Notes (Cost $13,199)			17,051

U.S. GOVERNMENT AGENCIES 20.3%
Fannie Mae
1.943% due 08/25/2018		1	1
4.500% due 08/01/2039 - 11/01/2041		408	450
Fannie Mae, TBA
3.000% due 10/01/2031 - 12/01/2046		79,000	82,827
3.500% due 10/01/2031 - 11/01/2046		141,000	148,702
4.000% due 11/01/2046		21,000	22,530
5.000% due 11/01/2046		33,000	36,637
Freddie Mac
2.000% due 12/01/2018		3	3
6.500% due 01/01/2038 - 10/01/2038		64	73
Ginnie Mae
2.000% due 01/20/2022		5	5

Total U.S. Government Agencies (Cost $290,660)			291,228

U.S. TREASURY OBLIGATIONS 40.1%
U.S. Treasury Bonds
2.875% due 08/15/2045 (f)(h)		51,200	57,219
3.000% due 05/15/2045 (f)(j)		336,900	385,395
U.S. Treasury Inflation Protected Securities (c)
0.250% due 01/15/2025 (h)(j)		11,989	12,234
2.500% due 01/15/2029 (f)(h)(j)		84,066	107,037
U.S. Treasury Notes
1.500% due 02/28/2019 (f)(j)		12,030	12,219

Total U.S. Treasury Obligations (Cost $516,910)			574,104

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.3%
Banc of America Commercial Mortgage Trust
5.723% due 06/10/2049		8,739	8,870
5.791% due 04/10/2049		1,914	1,924
5.889% due 07/10/2044		65	65
Banc of America Funding Trust
3.002% due 01/20/2047 ^		93	79

Bear Stearns Adjustable Rate Mortgage Trust
2.957% due 10/25/2033		52	53
2.973% due 05/25/2034		42	39
3.128% due 03/25/2035		111	112
Bear Stearns ALT-A Trust
2.893% due 02/25/2036 ^		841	593
Canadian Mortgage Pools
1.201% due 07/01/2020	CAD	6,979	5,308
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035		$217	223
2.760% due 09/25/2035		200	200
Commercial Mortgage Trust
5.347% due 12/10/2046		1,200	1,205
6.007% due 12/10/2049		997	1,021
Cordusio RMBS SRL
0.008% due 06/30/2035	EUR	85	96
Countrywide Alternative Loan Trust
0.725% due 05/25/2036		$72	55
6.000% due 08/25/2034		11,226	11,802
Countrywide Home Loan Mortgage Pass-Through Trust
1.165% due 03/25/2035		159	127
3.175% due 08/25/2034 ^		26	22
Credit Suisse Commercial Mortgage Trust
5.361% due 02/15/2040		3,305	3,319
5.383% due 02/15/2040		631	632
Credit Suisse First Boston Mortgage Securities Corp.
2.678% due 07/25/2033		8	8
Credit Suisse Mortgage Capital Certificates
5.342% due 12/16/2043		1,100	1,099
Downey Savings & Loan Association Mortgage Loan Trust
0.791% due 08/19/2045		1,269	1,089
2.709% due 07/19/2044		714	706
Eurosail PLC
1.329% due 06/13/2045	GBP	3,092	3,542
FORT CRE LLC
2.036% due 05/21/2036		$13,149	13,143
GreenPoint Mortgage Funding Trust
0.985% due 06/25/2045		2,258	1,986
Greenpoint Mortgage Pass-Through Certificates
3.279% due 10/25/2033		6	6
GSR Mortgage Loan Trust
2.220% due 03/25/2033		36	35
2.917% due 09/25/2035		337	343
3.007% due 09/25/2035		773	792
HarborView Mortgage Loan Trust
0.721% due 01/19/2038		195	169
0.872% due 06/20/2035		322	296
2.894% due 05/19/2033		77	76
HomeBanc Mortgage Trust
0.785% due 01/25/2036		1,791	1,561
2.782% due 04/25/2037 ^		161	136
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		1,591	1,591
5.431% due 06/12/2047		11,990	12,060
5.440% due 06/12/2047		5,952	5,982
5.794% due 02/12/2051		972	997
JPMorgan Mortgage Trust
2.503% due 11/25/2033		43	41
2.920% due 07/25/2035		402	395
2.947% due 07/25/2035		652	654
3.089% due 02/25/2035		37	35
LB-UBS Commercial Mortgage Trust
5.387% due 02/15/2040		22,966	23,194
5.424% due 02/15/2040		5,046	5,071
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		5,400	5,455
Morgan Stanley Capital Trust
5.319% due 12/15/2043		2,953	2,953
5.692% due 04/15/2049		5,395	5,454
RBSSP Resecuritization Trust
0.990% due 09/26/2034		2,505	2,386
1.022% due 04/26/2037		1,804	1,701
Residential Accredit Loans, Inc. Trust
0.735% due 04/25/2046		1,095	503
Structured Adjustable Rate Mortgage Loan Trust
3.052% due 02/25/2034		74	74
Structured Asset Mortgage Investments Trust
0.835% due 09/25/2045		1,061	842
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.250% due 09/25/2034		295	296
Uropa Securities PLC
0.580% due 06/10/2059	GBP	10,358	12,715
0.730% due 06/10/2059		2,393	2,778
0.930% due 06/10/2059		1,872	2,107
1.130% due 06/10/2059		1,994	2,170

Wachovia Bank Commercial Mortgage Trust
0.740% due 04/15/2047	$3,600	3,565
5.888% due 06/15/2049	6,000	6,100
WaMu Mortgage Pass-Through Certificates Trust
0.835% due 01/25/2045	127	122
1.265% due 11/25/2034	1,378	1,243
1.507% due 02/25/2046	843	778
Wells Fargo Mortgage-Backed Securities Trust
2.844% due 03/25/2036	295	284

Total Non-Agency Mortgage-Backed Securities (Cost $164,218)		162,278

ASSET-BACKED SECURITIES 14.5%
Ameriquest Mortgage Securities Trust
0.915% due 03/25/2036	100	91
ARES CLO Ltd.
1.768% due 01/17/2024	11,600	11,612
Ares Enhanced Loan Investment Strategy IR Ltd.
2.465% due 07/23/2025	9,650	9,665
Atlas Senior Loan Fund Ltd.
2.055% due 01/30/2024	11,900	11,903
AVANT Loans Funding Trust
2.960% due 09/16/2019	4,670	4,677
Bear Stearns Asset-Backed Securities Trust
0.725% due 12/25/2036	1,341	1,286
0.935% due 12/25/2035	851	837
1.525% due 10/25/2037	350	329
BNC Mortgage Loan Trust
0.625% due 05/25/2037	516	508
Conseco Financial Corp.
6.220% due 03/01/2030	123	130
6.530% due 02/01/2031	2,670	2,674
Finn Square CLO Ltd.
2.052% due 12/24/2023	21,000	21,021
First Franklin Mortgage Loan Trust
1.015% due 09/25/2035	972	959
First NLC Trust
1.230% due 12/25/2035	863	818
Flatiron CLO Ltd.
2.115% due 10/25/2024	9,600	9,600
Galaxy CLO Ltd.
2.118% due 11/16/2025	4,500	4,500
Home Equity Asset Trust
1.725% due 10/25/2033	658	615
KKR Financial CLO Ltd.
2.165% due 01/23/2026	8,150	8,170
KVK CLO Ltd.
2.257% due 02/10/2025	25,000	25,070
Mariner CLO LLC
2.221% due 07/23/2026	29,300	29,285
Merrill Lynch Mortgage Investors Trust
0.645% due 02/25/2037	199	94
Morgan Stanley ABS Capital, Inc. Trust
1.170% due 09/25/2035	500	461
Morgan Stanley Mortgage Loan Trust
0.885% due 04/25/2037	147	75
Neuberger Berman CLO Ltd.
1.931% due 07/25/2023	12,450	12,448
NewMark Capital Funding CLO Ltd.
2.278% due 06/30/2026	7,660	7,639
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.410% due 09/25/2035	1,000	910
OHA Loan Funding Ltd.
2.087% due 08/23/2024	5,500	5,492
Palmer Square CLO Ltd.
2.079% due 10/17/2025	13,500	13,475
Residential Asset Mortgage Products Trust
2.175% due 11/25/2034	214	206
Structured Asset Investment Loan Trust
1.215% due 06/25/2035	834	822
Structured Asset Securities Corp. Mortgage Loan Trust
0.865% due 02/25/2036	1,000	927
0.975% due 11/25/2035	1,200	1,122
THL Credit Wind River CLO Ltd.
2.119% due 01/18/2026	4,900	4,905
TICC CLO LLC
1.750% due 08/25/2023	6,920	6,944
U.S. Residential Opportunity Fund Trust
3.475% due 07/27/2036	7,181	7,213
Wells Fargo Home Equity Asset-Backed Securities Trust
1.115% due 11/25/2035	1,500	1,414
1.575% due 10/25/2034	319	303

Total Asset-Backed Securities (Cost $206,572)		208,200

SOVEREIGN ISSUES 5.0%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		3,300	3,481
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2017 (b)	BRL	160,000	46,231
Mexico Government International Bond
4.750% due 03/08/2044		$4,600	4,795
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	955,000	9,159
4.500% due 07/03/2017		820,000	7,964

Total Sovereign Issues (Cost $69,781)			71,630

SHORT-TERM INSTRUMENTS 3.9%
CERTIFICATES OF DEPOSIT 1.0%
Barclays Bank PLC
1.641% due 09/08/2017		$13,800	13,846

REPURCHASE AGREEMENTS (e) 2.9%			41,258

U.S. TREASURY BILLS 0.0%
0.441% due 03/02/2017 - 03/09/2017 (a)(b)(j)		601	600

Total Short-Term Instruments (Cost $55,658)			55,704

Total Investments in Securities (Cost $2,155,583)			2,238,122

Total Investments 156.2% (Cost $2,155,583)			$2,238,122
Financial Derivative Instruments (g)(i) 0.7% (Cost or Premiums, net $4,717)			9,727
Other Assets and Liabilities, net (56.9)%			(814,893)

Net Assets 100.0%			$1,432,956

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
NOM	0.250%	09/30/2016	10/03/2016	$21,700	U.S. Treasury Notes 1.250% due 03/31/2021	$(22,152)	$21,700	$21,700
SAL	1.300	09/30/2016	10/03/2016	16,400	U.S. Treasury Notes 1.750% due 01/31/2023	(16,707)	16,400	16,402
SSB	0.010	09/30/2016	10/03/2016	3,158	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	(3,228)	3,158	3,158

Total Repurchase Agreements						$(42,087)	$41,258	$41,260

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOM	0.620%	08/11/2016	10/11/2016	$(50,310)	$(50,356)
BOS	0.780	09/14/2016	10/14/2016	(24,047)	(24,057)
	0.900	09/16/2016	10/07/2016	(39,900)	(39,917)
BSN	0.600	08/03/2016	10/05/2016	(93,078)	(93,173)
	0.600	08/05/2016	10/05/2016	(55,806)	(55,861)
	0.610	08/08/2016	10/28/2016	(36,037)	(36,071)
GRE	0.610	07/13/2016	10/13/2016	(7,730)	(7,741)
	0.610	07/22/2016	10/21/2016	(9,115)	(9,126)
	0.640	08/15/2016	10/17/2016	(13,893)	(13,905)
	0.640	08/16/2016	10/17/2016	(3,171)	(3,174)
	0.640	08/22/2016	10/24/2016	(5,556)	(5,560)
	0.650	08/12/2016	10/12/2016	(4,126)	(4,130)
	0.650	08/17/2016	10/17/2016	(11,587)	(11,597)
	0.650	08/23/2016	10/21/2016	(15,584)	(15,595)
	0.660	09/07/2016	10/07/2016	(3,052)	(3,053)
	0.660	09/08/2016	10/07/2016	(20,997)	(21,007)

	0.680	09/08/2016	10/11/2016	(9,741)	(9,746)
	0.690	09/09/2016	10/11/2016	(10,716)	(10,721)
RDR	0.600	07/19/2016	10/19/2016	(72,225)	(72,316)
	0.600	07/21/2016	10/21/2016	(39,070)	(39,118)

Total Reverse Repurchase Agreements					$(526,224)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(208,520) at a weighted average interest rate of 0.608%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

(f)	Securities with an aggregate market value of $520,672 and cash of $290 have been pledged as collateral under the terms of master agreements as of September 30, 2016.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016	Notional Amount (2)	Market Value	Unrealized (Depreciation)	Asset	Liability
Kinder Morgan, Inc.	1.000%	12/20/2021	1.700%	$1,100	$(39)	$(3)	$0	$(3)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017		$426,800	$(4,511)	$(2,080)	$23	$0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		257,500	(5,709)	562	1,378	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		32,300	(805)	74	175	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		332,000	(56,716)	4,991	5,998	0
Pay	28-Day MXN-TIIE	6.000	06/07/2022	MXN	1,039,800	(340)	(1,131)	0	(122)

						$(68,081)	$2,416	$7,574	$(122)

Total Swap Agreements						$(68,120)	$2,413	$7,574	$(125)

*	This security has a forward starting effective date.

(h)	Securities with an aggregate market value of $44,762 and cash of $639 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2016	CAD	6,735		$5,217	$84	$0
	10/2016	GBP	26,613		35,210	716	0
BPS	10/2016		$34,623	GBP	26,613	0	(129)
	11/2016	GBP	26,613		$34,641	126	0
DUB	10/2016	MXN	140,314		7,068	0	(155)
	10/2016		$40,807	MXN	745,420	0	(2,435)
GLM	10/2016	JPY	1,531,022		$15,263	165	0
	10/2016		$94,137	EUR	83,976	197	0
	10/2016		367	MXN	6,971	1	(9)
	11/2016	EUR	83,976		$94,252	0	(210)
	04/2017	BRL	160,000		45,339	0	(1,353)
HUS	10/2016	CNH	73,281		11,262	290	0
	11/2016		$413	PLN	1,602	5	0
JPM	10/2016	CNH	370,001		$56,605	1,206	0
	10/2016	MXN	21,931		1,104	0	(25)
	10/2016		$5,091	CAD	6,735	43	0
	11/2016	CAD	6,735		$5,092	0	(43)
MSB	10/2016	EUR	83,976		94,983	648	0
NAB	10/2016	AUD	34,746		26,490	0	(102)
	10/2016		$26,654	AUD	34,746	0	(61)
	11/2016	AUD	34,746		$26,635	58	0
SCX	10/2016		$15,204	JPY	1,531,022	0	(106)
	11/2016	JPY	1,531,022		$15,222	106	0
	11/2016	THB	910,205		26,163	0	(92)
SOG	10/2016	CNH	165,670		24,665	0	(140)
	11/2016	KRW	3,199,711		2,876	0	(29)
UAG	10/2016	CNH	16,878		2,585	57	0
	11/2016	TWD	784,098		24,618	0	(421)

Total Forward Foreign Currency Contracts						$3,702	$(5,310)

Swap Agreements:

Credit Default Swaps on Corporate and U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Ally Financial, Inc.	5.000%	03/20/2020	1.744%	$20,500	$3,478	$(1,224)	$2,254	$0
CBK	Kinder Morgan, Inc.	1.000	06/20/2021	1.563	5,000	(298)	174	0	(124)
DUB	Ally Financial, Inc.	5.000	03/20/2020	1.744	10,000	1,810	(711)	1,099	0
GST	California State General Obligation Bonds, Series 2003	1.630	12/20/2018	0.459	3,300	0	87	87	0
	California State General Obligation Bonds, Series 2003	1.650	12/20/2018	0.459	25,000	0	667	667	0
MYC	Kinder Morgan, Inc.	1.000	06/20/2021	1.563	3,900	(273)	176	0	(97)

						$4,717	$(831)	$4,107	$(221)

Total Swap Agreements						$4,717	$(831)	$4,107	$(221)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(j)	Securities with an aggregate market value of $4,300 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$6,728	$0	$6,728
Corporate Bonds & Notes
Banking & Finance	0	597,418	0	597,418
Industrials	0	169,114	21,110	190,224
Utilities	0	63,557	0	63,557
Municipal Bonds & Notes
California	0	12,054	0	12,054
Illinois	0	2,989	0	2,989
New York	0	2,008	0	2,008
U.S. Government Agencies	0	291,228	0	291,228
U.S. Treasury Obligations	0	574,104	0	574,104
Non-Agency Mortgage-Backed Securities	0	149,134	13,144	162,278
Asset-Backed Securities	0	208,200	0	208,200
Sovereign Issues	0	71,630	0	71,630
Short-Term Instruments
Certificates of Deposit	0	13,846	0	13,846
Repurchase Agreements	0	41,258	0	41,258
U.S. Treasury Bills	0	600	0	600

Total Investments	$0	$2,203,868	$34,254	$2,238,122

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	7,574	0	7,574
Over the counter	0	7,809	0	7,809
	$0	$15,383	$0	$15,383

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(125)	0	(125)
Over the counter	0	(5,531)	0	(5,531)

	$0	$(5,656)	$0	$(5,656)

Totals	$0	$2,213,595	$34,254	$2,247,849

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2016:

Category and Subcategory	Beginning Balance at 12/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2016 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$11,310	$800	$9	$(29)	$0	$211	$0	$(12,301)	$0	$0
Industrials	0	0	0	0	0	0	21,110	0	21,110	0
Non-Agency Mortgage-Backed Securities	0	13,150	(1)	0	0	(5)	0	0	13,144	(5)

Totals	$11,310	$13,950	$8	$(29)	$0	$206	$21,110	$(12,301)	$34,254	$(5)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$21,110	Third Party Vendor	Broker Quote	107.25 - 115.00
Non-Agency Mortgage-Backed Securities	13,144	Proxy Pricing	Base Price	99.98

Total	$34,254

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series LD

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 199.1%
BANK LOAN OBLIGATIONS 2.1%
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	$400	$402
Las Vegas Sands LLC
3.250% due 12/19/2020	249	251

Total Bank Loan Obligations (Cost $650)		653

CORPORATE BONDS & NOTES 133.7%
BANKING & FINANCE 65.2%
AerCap Ireland Capital Ltd.
4.250% due 07/01/2020	500	520
Ally Financial, Inc.
2.750% due 01/30/2017	100	100
3.600% due 05/21/2018	200	204
Aviation Capital Group Corp.
6.750% due 04/06/2021 (e)	250	295
Bank of America Corp.
5.650% due 05/01/2018	75	80
6.875% due 04/25/2018 (e)	400	432
BGC Partners, Inc.
5.125% due 05/27/2021 (e)	300	314
BOC Aviation Ltd.
3.875% due 05/09/2019	294	307
Cantor Fitzgerald LP
6.500% due 06/17/2022 (e)	200	211
7.875% due 10/15/2019 (e)	300	334
CIT Group, Inc.
4.250% due 08/15/2017	295	301
5.000% due 05/15/2017	300	306
5.500% due 02/15/2019	200	212
Commerzbank AG
0.477% due 09/20/2017	100	99
Commerzbank Finance & Covered Bond S.A.
0.477% due 03/20/2017	100	99
Credit Agricole S.A.
1.815% due 06/10/2020 (e)	400	402
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022 (e)	250	256
DBS Bank Ltd.
3.625% due 09/21/2022 (e)	600	610
Eksportfinans ASA
5.500% due 06/26/2017	13	13
Ford Motor Credit Co. LLC
1.405% due 12/06/2017 (e)	400	399
1.605% due 01/09/2018 (e)	200	201
General Motors Financial Co., Inc.
3.000% due 09/25/2017	200	203
4.750% due 08/15/2017	1,100	1,130
Goldman Sachs Group, Inc.
2.429% due 11/29/2023 (e)	900	916
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020 (e)	500	580
Hartford Financial Services Group, Inc.
5.500% due 03/30/2020 (e)	350	391
HSBC Holdings PLC
2.354% due 01/05/2022 (a)	1,000	1,005
2.485% due 05/25/2021 (e)	250	255
International Lease Finance Corp.
7.125% due 09/01/2018 (e)	300	328
Intesa Sanpaolo SpA
2.375% due 01/13/2017 (e)	800	801
JPMorgan Chase & Co.
7.900% due 04/30/2018 (c)	400	412
Kookmin Bank
1.609% due 01/27/2017	200	200
LeasePlan Corp. NV
2.500% due 05/16/2018 (e)	380	381
2.875% due 01/22/2019 (e)	200	202
Lloyds Bank PLC
1.750% due 05/14/2018 (e)	400	401
2.300% due 11/27/2018 (e)	300	303
Macquarie Bank Ltd.
1.600% due 10/27/2017 (e)	300	300

Macquarie Group Ltd.
3.000% due 12/03/2018		100	102
Morgan Stanley
5.500% due 01/26/2020 (e)		200	222
Navient Corp.
4.875% due 06/17/2019		300	300
5.500% due 01/15/2019		200	204
Royal Bank of Scotland PLC
9.500% due 03/16/2022		300	310
Santander Holdings USA, Inc.
2.275% due 11/24/2017 (e)		500	505
Santander UK Group Holdings PLC
2.875% due 08/05/2021 (e)		600	600
Santander UK PLC
2.350% due 09/10/2019		100	101
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021 (e)		700	702
Springleaf Finance Corp.
6.900% due 12/15/2017		400	422
8.250% due 12/15/2020		200	220
Standard Chartered PLC
1.181% due 09/08/2017 (e)		700	696
Suncorp-Metway Ltd.
2.100% due 05/03/2019 (e)		500	505
Synchrony Financial
1.875% due 08/15/2017		100	100
1.989% due 02/03/2020 (e)		400	391
2.192% due 11/09/2017 (e)		300	302
Ventas Realty LP
2.000% due 02/15/2018 (e)		500	503
WEA Finance LLC
2.700% due 09/17/2019 (e)		500	513
Weyerhaeuser Co.
6.950% due 08/01/2017		150	156

			20,357

INDUSTRIALS 49.6%
AbbVie, Inc.
2.850% due 05/14/2023 (e)		400	407
Actavis Funding SCS
2.100% due 03/12/2020 (e)		400	407
AP Moeller - Maersk A/S
2.550% due 09/22/2019 (e)		400	403
BMW U.S. Capital LLC
2.000% due 04/11/2021 (e)		200	202
Boston Scientific Corp.
3.375% due 05/15/2022 (e)		300	316
Charter Communications Operating LLC
4.464% due 07/23/2022		300	324
Coca-Cola European Partners PLC
0.000% due 11/26/2017	EUR	200	225
ConocoPhillips Co.
1.717% due 05/15/2022 (e)		$600	591
Crown Castle Towers LLC
3.222% due 05/15/2042 (e)		300	310
CVS Health Corp.
3.500% due 07/20/2022 (e)		200	214
D.R. Horton, Inc.
3.750% due 03/01/2019		200	209
Delphi Automotive PLC
3.150% due 11/19/2020 (e)		300	311
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021		213	241
Diamond Finance Corp.
4.420% due 06/15/2021 (e)		400	419
DISH DBS Corp.
4.250% due 04/01/2018		200	206
Enbridge, Inc.
1.289% due 06/02/2017		150	150
Energy Transfer Partners LP
6.125% due 02/15/2017 (e)		200	203
9.000% due 04/15/2019 (e)		200	228
Forest Laboratories LLC
4.375% due 02/01/2019 (e)		100	105
Georgia-Pacific LLC
5.400% due 11/01/2020 (e)		400	453
Hyundai Capital America
2.125% due 10/02/2017		100	101
Imperial Tobacco Finance PLC
2.050% due 07/20/2018 (e)		400	403
2.950% due 07/21/2020 (e)		400	413
Kia Motors Corp.
2.625% due 04/21/2021 (e)		300	310

Kinder Morgan Energy Partners LP
3.450% due 02/15/2023 (e)		250	250
6.000% due 02/01/2017		30	30
Kinder Morgan, Inc.
7.250% due 06/01/2018 (e)		500	540
Korea Water Resources Corp.
2.000% due 04/16/2018 (e)		400	403
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		193	189
MGM Resorts International
8.625% due 02/01/2019		400	453
Nabors Industries, Inc.
6.150% due 02/15/2018		500	521
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019 (e)		500	505
ONEOK Partners LP
2.000% due 10/01/2017		200	200
Pioneer Natural Resources Co.
3.450% due 01/15/2021 (e)		300	312
6.875% due 05/01/2018		100	107
QUALCOMM, Inc.
3.000% due 05/20/2022 (e)		200	210
Reynolds American, Inc.
4.000% due 06/12/2022 (e)		200	218
SBA Tower Trust
2.933% due 12/15/2042 (e)		250	251
Scripps Networks Interactive, Inc.
3.500% due 06/15/2022 (e)		200	209
SFR Group S.A.
5.375% due 05/15/2022	EUR	100	116
SK Telecom Co. Ltd.
2.125% due 05/01/2018 (e)		$200	202
2.125% due 05/01/2018		200	202
Southern Co.
2.950% due 07/01/2023 (e)		300	311
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020 (e)		350	386
Tesco PLC
5.500% due 11/15/2017		500	519
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023 (e)		300	301
Time Warner Cable LLC
8.250% due 04/01/2019		300	346
UAL Pass-Through Trust
9.750% due 07/15/2018		94	96
Universal Health Services, Inc.
3.750% due 08/01/2019		100	104
USG Corp.
7.875% due 03/30/2020		200	209
Volkswagen Group of America Finance LLC
1.600% due 11/20/2017 (e)		500	499
Woodside Finance Ltd.
8.750% due 03/01/2019		400	458
Wynn Macau Ltd.
5.250% due 10/15/2021		200	203

			15,501

UTILITIES 18.9%
AT&T, Inc.
1.768% due 06/30/2020 (e)		300	303
BP Capital Markets PLC
1.724% due 09/16/2021 (e)		700	704
E.ON International Finance BV
5.800% due 04/30/2018		350	372
Exelon Corp.
2.450% due 04/15/2021 (e)		300	306
FirstEnergy Corp.
2.750% due 03/15/2018		200	202
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018 (e)		400	420
Korea Western Power Co. Ltd.
3.125% due 05/10/2017 (e)		200	202
KT Corp.
2.625% due 04/22/2019 (e)		200	205
National Grid North America, Inc.
1.451% due 08/21/2017 (e)		600	599
NextEra Energy Capital Holdings, Inc.
2.056% due 09/01/2017 (e)		200	201
Petroleos Mexicanos
5.750% due 03/01/2018		600	634
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017 (e)		200	202
Spire, Inc.
1.567% due 08/15/2017 (e)		305	304

Sprint Communications, Inc.
6.000% due 12/01/2016		500	503
Telecom Italia Capital S.A.
6.999% due 06/04/2018		600	650
Telstra Corp. Ltd.
3.125% due 04/07/2025 (e)		100	105

			5,912

Total Corporate Bonds & Notes (Cost $41,307)			41,770

U.S. GOVERNMENT AGENCIES 2.6%
Fannie Mae
1.175% due 09/25/2023		16	16
1.470% due 09/25/2022		44	45
3.000% due 03/01/2042 (e)		232	242
Freddie Mac
4.524% due 01/15/2022		27	29
Ginnie Mae
0.982% due 10/20/2037		71	72
1.174% due 08/20/2061		420	420

Total U.S. Government Agencies (Cost $809)			824

U.S. TREASURY OBLIGATIONS 15.4%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2020 (e)		4,727	4,822

Total U.S. Treasury Obligations (Cost $4,815)			4,822

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.6%
American Home Mortgage Investment Trust
1.105% due 02/25/2045		13	13
BAMLL Commercial Mortgage Securities Trust
1.324% due 06/15/2028		100	100
BAMLL Re-REMIC Trust
5.383% due 11/15/2016		92	92
Banc of America Funding Trust
0.832% due 02/20/2035		26	24
3.039% due 09/20/2034		147	146
BCAP LLC Trust
0.684% due 03/26/2037		25	25
3.183% due 07/26/2036		4	4
Bear Stearns Adjustable Rate Mortgage Trust
2.730% due 04/25/2033		54	54
2.951% due 01/25/2034		14	14
3.035% due 11/25/2034		95	93
Citigroup Mortgage Loan Trust, Inc.
2.930% due 10/25/2035		16	15
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		216	217
Countrywide Commercial Mortgage Trust
6.300% due 11/12/2043		182	185
Credit Suisse First Boston Mortgage Securities Corp.
2.561% due 06/25/2033		33	33
5.362% due 05/15/2036		500	529
6.500% due 04/25/2033		137	139
Credit Suisse Mortgage Capital Certificates
3.089% due 09/27/2036		28	28
3.182% due 08/27/2037		9	9
5.374% due 05/26/2037		14	14
Eurosail PLC
0.679% due 06/13/2045	GBP	116	149
First Republic Mortgage Loan Trust
0.874% due 11/15/2031		$45	44
GSR Mortgage Loan Trust
2.917% due 09/25/2035		13	14
3.309% due 08/25/2033		285	283
Impac CMB Trust
1.525% due 07/25/2033		476	456
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		180	181
JPMorgan Mortgage Trust
2.795% due 02/25/2034		80	82
2.960% due 04/25/2035		417	416
3.032% due 09/25/2034		14	14
3.089% due 02/25/2035		7	7
JPMorgan Resecuritization Trust
2.575% due 07/27/2037		10	10
MASTR Asset Securitization Trust
5.500% due 09/25/2033		18	19
MASTR Seasoned Securitization Trust
6.220% due 09/25/2017		12	12
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.004% due 06/15/2030		32	31
2.610% due 10/20/2029		20	20

Merrill Lynch Mortgage Investors Trust
0.985% due 04/25/2029		13	12
1.165% due 10/25/2028		10	10
2.652% due 02/25/2035		266	267
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.810% due 06/12/2050		345	350
Morgan Stanley Capital Trust
5.692% due 04/15/2049		135	136
Morgan Stanley Mortgage Loan Trust
2.955% due 11/25/2034		19	20
Prime Mortgage Trust
0.925% due 02/25/2034		15	14
Residential Accredit Loans, Inc. Trust
0.965% due 06/25/2034		76	75
Sequoia Mortgage Trust
1.231% due 10/19/2026		131	128
1.292% due 10/20/2027		24	23
Structured Asset Mortgage Investments Trust
1.111% due 07/19/2034		70	69
1.191% due 09/19/2032		21	20
8.914% due 06/25/2029		11	11
Structured Asset Securities Corp. Mortgage Loan Trust
1.125% due 10/25/2027		17	17
Thornburg Mortgage Securities Trust
1.165% due 09/25/2043		13	13
2.526% due 04/25/2045		52	52
Wachovia Bank Commercial Mortgage Trust
0.740% due 04/15/2047		500	495
WaMu Mortgage Pass-Through Certificates Trust
0.795% due 12/25/2045		342	327
0.815% due 10/25/2045		56	53
0.925% due 06/25/2044		41	39
1.265% due 11/25/2034		112	101
1.907% due 06/25/2042		14	14
Wells Fargo Mortgage-Backed Securities Trust
3.037% due 10/25/2033		74	75
3.112% due 12/25/2034		5	5

Total Non-Agency Mortgage-Backed Securities (Cost $5,805)			5,798

ASSET-BACKED SECURITIES 20.6%
Aegis Asset-Backed Securities Trust
0.795% due 12/25/2035		11	11
Amortizing Residential Collateral Trust
1.525% due 10/25/2034		411	397
ARES CLO Ltd.
1.768% due 01/17/2024		500	500
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.564% due 04/25/2034		101	94
Arrowpoint CLO Ltd.
1.942% due 04/25/2024		300	300
Atlas Senior Loan Fund Ltd.
1.979% due 08/15/2024		300	300
2.055% due 01/30/2024		700	700
Babson CLO Ltd.
2.057% due 05/15/2023		253	253
Bear Stearns Asset-Backed Securities Trust
1.325% due 10/27/2032		48	45
Chase Funding Trust
1.265% due 10/25/2032		69	66

Colony American Finance Ltd.
2.544% due 06/15/2048		298	299
Colony Starwood Homes Trust
2.031% due 07/17/2033		200	202
Cordatus CLO PLC
0.049% due 01/30/2024	EUR	123	138
Delta Funding Home Equity Loan Trust
1.344% due 09/15/2029		$7	6
Denali Capital CLO Ltd.
0.932% due 01/22/2022		241	238
GSAA Home Equity Trust
1.165% due 12/25/2034		41	41
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		169	169
KVK CLO Ltd.
2.050% due 07/15/2023		198	199
National Collegiate Student Loan Trust
0.765% due 11/27/2028		36	36
Navient Student Loan Trust
1.775% due 06/25/2065		198	198
OneMain Financial Issuance Trust
2.570% due 07/18/2025		300	301
Race Point CLO Ltd.
1.637% due 12/15/2022		28	28

Renaissance Home Equity Loan Trust
1.025% due 12/25/2033	7	7
Residential Mortgage Loan Trust
2.024% due 09/25/2029	6	6
SMB Private Education Loan Trust
1.524% due 06/15/2027	400	398
Symphony CLO LP
1.574% due 01/09/2023	233	233
Symphony CLO Ltd.
1.586% due 07/23/2023	250	250
Venture CLO Ltd.
1.609% due 11/14/2022	500	501
Vericrest Opportunity Loan Trust
3.375% due 10/25/2058	221	221
VOLT LLC
3.250% due 02/25/2055	284	284

Total Asset-Backed Securities (Cost $6,397)		6,421

SHORT-TERM INSTRUMENTS 6.1%
CERTIFICATES OF DEPOSIT 3.2%
Sumitomo Mitsui Trust Bank Limited
1.584% due 09/18/2017	1,000	1,000

REPURCHASE AGREEMENTS (d) 2.2%		702

SHORT-TERM NOTES 0.7%
Kansas City Southern
1.443% due 10/28/2016 (e)	225	225

Total Short-Term Instruments (Cost $1,927)		1,927

Total Investments in Securities (Cost $61,710)		62,215

Total Investments 199.1% (Cost $61,710)		$62,215
Financial Derivative Instruments (f)(g) 0.2% (Cost or Premiums, net $0)		66
Other Assets and Liabilities, net (99.3)%		(31,033)

Net Assets 100.0%		$31,248

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.500%	09/30/2016	10/03/2016	$702	U.S. Treasury Notes 1.125% due 08/31/2021	$(700)	$702	$702

Total Repurchase Agreements						$(700)	$702	$702

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	1.750%	09/29/2016	10/04/2016		$(1,047)	$(1,048)
BPS	(2.000)	06/13/2016	TBD	(3)	(262)	(260)
	0.850	09/14/2016	10/13/2016		(230)	(230)
	0.940	09/01/2016	10/18/2016		(437)	(438)
	0.960	09/01/2016	10/18/2016		(402)	(402)
	0.960	09/14/2016	10/13/2016		(298)	(298)
	0.960	09/16/2016	10/18/2016		(374)	(374)
	1.020	08/18/2016	10/18/2016		(816)	(817)
	1.030	08/23/2016	10/24/2016		(2,038)	(2,041)
	1.030	09/28/2016	10/24/2016		(479)	(479)
FOB	0.700	09/06/2016	10/03/2016		(1,095)	(1,096)
	0.700	09/06/2016	10/06/2016		(966)	(967)
	0.750	09/06/2016	10/06/2016		(381)	(381)
	0.750	09/15/2016	10/17/2016		(575)	(575)
	0.750	09/16/2016	10/27/2016		(766)	(766)
	0.750	09/21/2016	10/06/2016		(467)	(467)
	0.800	09/06/2016	10/06/2016		(376)	(376)
	0.800	09/09/2016	10/11/2016		(364)	(364)
	0.800	09/19/2016	10/18/2016		(382)	(382)
	0.800	09/22/2016	10/27/2016		(520)	(520)
	0.800	09/23/2016	10/27/2016		(578)	(578)
	0.850	09/08/2016	10/11/2016		(292)	(292)
	0.850	09/09/2016	10/11/2016		(564)	(564)
	0.850	09/12/2016	10/11/2016		(654)	(654)
	0.850	09/15/2016	10/17/2016		(934)	(935)
	0.900	09/19/2016	10/18/2016		(1,763)	(1,764)
	0.900	09/22/2016	10/27/2016		(726)	(726)
	0.900	09/23/2016	10/27/2016		(982)	(982)
RDR	0.920	09/14/2016	10/13/2016		(3,866)	(3,868)
	1.040	08/24/2016	10/18/2016		(2,747)	(2,750)
	1.050	08/25/2016	10/25/2016		(1,719)	(1,721)
	1.050	08/29/2016	10/17/2016		(571)	(572)

Total Reverse Repurchase Agreements						$(27,687)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date		Amount Borrowed (2)	Payable for Sale-Buyback Transactions
TDM	1.400%	09/30/2016	10/03/2016		$(3,777)	$(3,777)

Total Sale-Buyback Transactions						$(3,777)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(21,711) at a weighted average interest rate of 0.813%.
(3)	Open maturity reverse repurchase agreement.

Short Sales:

Short Sales on U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Treasury Notes	1.125%	08/31/2021	$1,000	$(1,000)	$(1,000)

Total Short Sales				$(1,000)	$(1,000)

(4)	Payable for short sales includes $(1) of accrued interest.

(e)	Securities with an aggregate market value of $32,934 have been pledged as collateral under the terms of master agreements as of September 30, 2016.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2019	157	$(76)	$18	$0
90-Day Eurodollar June Futures	Long	06/2017	44	(6)	0	(1)
90-Day Eurodollar June Futures	Short	06/2019	44	7	4	0
Australia Government 3-Year Bond December Futures	Long	12/2016	20	7	3	0
Australia Government 10-Year Bond December Futures	Long	12/2016	9	9	5	(2)

Total Futures Contracts				$(59)	$30	$(3)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-27 5-Year Index	(5.000)%	12/20/2021	$2,500	$(114)	$(7)	$0	$(16)
CDX.IG-26 5-Year Index	(1.000)	06/20/2021	1,500	(22)	(4)	0	(2)

				$(136)	$(11)	$0	$(18)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	0.950%	04/13/2018	$3,000	$(7)	$(4)	$1	$0
Pay	3-Month USD-LIBOR *	0.000	06/21/2020	61,000	14	12	0	(2)
Receive	3-Month USD-LIBOR	2.000	12/16/2020	15,000	613	350	0	(19)
Receive	3-Month USD-LIBOR *	1.500	12/14/2021	15,000	(203)	(557)	28	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026	400	(31)	(13)	2	0

					$386	$(212)	$31	$(21)

Total Swap Agreements					$250	$(223)	$31	$(39)

*	This security has a forward starting effective date.

Cash of $356 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2016	CAD	1,937		$1,501	$24	$0
BRC	10/2016		$86	AUD	112	0	0
GLM	10/2016		82	CAD	107	0	(1)
	10/2016		2,378	EUR	2,121	5	0
	11/2016	EUR	2,121		$2,381	0	(5)
JPM	10/2016	GBP	158		209	5	0
	10/2016		$1,383	CAD	1,830	12	0
	10/2016		126	EUR	112	0	0
	10/2016		37	GBP	28	0	(1)
	11/2016	CAD	1,830		$1,383	0	(12)
MSB	10/2016	EUR	2,233		2,526	17	0
NAB	10/2016	AUD	2,422		1,846	0	(7)
	10/2016		$1,772	AUD	2,310	0	(4)
	11/2016	AUD	2,310		$1,771	4	0
TOR	11/2017	EUR	200		231	2	0

Total Forward Foreign Currency Contracts						$69	$(30)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC AUD versus USD		$0.825	10/20/2016	AUD	1,600	$0	$0
	Put - OTC USD versus CAD	CAD	1.220	10/21/2016		$950	0	0
JPM	Call - OTC AUD versus USD		$0.840	10/25/2016	AUD	600	0	0
	Call - OTC EUR versus USD		1.188	10/10/2016	EUR	1,900	1	0
	Put - OTC USD versus CAD	CAD	1.200	10/25/2016		$400	0	0

							$1	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/22/2016	$3,700	$4	$4
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300	11/30/2016	5,500	33	17
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400	12/22/2016	3,800	14	11

							$51	$32

Total Purchased Options							$52	$32

Written Options:
Interest Rate Swaptions
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.350%	12/22/2016	$9,200	$(4)	$(3)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.480	11/30/2016	11,000	(35)	(12)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	12/22/2016	7,600	(13)	(9)

							$(52)	$(24)

Total Written Options							$(52)	$(24)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$653	$0	$653
Corporate Bonds & Notes
Banking & Finance	0	20,357	0	20,357
Industrials	0	15,501	0	15,501
Utilities	0	5,912	0	5,912
U.S. Government Agencies	0	824	0	824
U.S. Treasury Obligations	0	4,822	0	4,822
Non-Agency Mortgage-Backed Securities	0	5,798	0	5,798
Asset-Backed Securities	0	6,121	300	6,421
Short-Term Instruments
Certificates of Deposit	0	1,000	0	1,000
Repurchase Agreements	0	702	0	702
Short-Term Notes	0	225	0	225

Total Investments	$0	$61,915	$300	$62,215

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(1,000)	$0	$(1,000)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	30	31	0	61
Over the counter	0	101	0	101
	$30	$132	$0	$162

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(39)	0	(42)
Over the counter	0	(54)	0	(54)

	$(3)	$(93)	$0	$(96)

Totals	$27	$60,954	$300	$61,281

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series M

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 178.2%
BANK LOAN OBLIGATIONS 0.1%
AABS Ltd.
4.875% due 01/10/2038		$2,248	$2,206

Total Bank Loan Obligations (Cost $2,245)			2,206

CORPORATE BONDS & NOTES 27.5%
BANKING & FINANCE 19.0%
AerCap Ireland Capital Ltd.
5.000% due 10/01/2021		15,800	16,906
Ally Financial, Inc.
2.750% due 01/30/2017		100	100
American International Group, Inc.
6.250% due 05/01/2036		6,000	7,430
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		44,000	45,430
Barclays Bank PLC
7.625% due 11/21/2022		5,000	5,564
7.750% due 04/10/2023		2,600	2,727
14.000% due 06/15/2019 (e)	GBP	3,500	5,685
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$69,448	70,317
BPCE S.A.
4.500% due 03/15/2025		5,300	5,362
4.625% due 07/11/2024		14,300	14,629
CIT Group, Inc.
4.250% due 08/15/2017		5,000	5,100
5.000% due 05/15/2017		100	102
Cooperatieve Rabobank UA
8.400% due 06/29/2017 (e)		11,700	12,199
Credit Suisse AG
6.500% due 08/08/2023		14,100	15,334
General Motors Financial Co., Inc.
3.200% due 07/13/2020		1,300	1,332
4.250% due 05/15/2023		9,630	10,031
Hospitality Properties Trust
5.000% due 08/15/2022		8,500	9,239
HSBC Finance Corp.
6.676% due 01/15/2021		15,900	18,289
Intesa Sanpaolo SpA
6.500% due 02/24/2021		2,300	2,583
Itau Unibanco Holding S.A.
5.650% due 03/19/2022		7,900	8,113
KGH Intermediate Holdco LLC
12.000% due 08/08/2019 (f)		16,815	16,333
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,500	1,692
Qatari Diar Finance Co.

5.000% due 07/21/2020		2,000	2,218
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		4,950	5,034

			281,749

INDUSTRIALS 3.6%
CNH Industrial Finance Europe S.A.
6.250% due 03/09/2018	EUR	1,000	1,210
CVS Pass-Through Trust
7.507% due 01/10/2032		$6,750	8,639
Domtar Corp.
6.750% due 02/15/2044		700	788
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		5,000	5,675
Georgia-Pacific LLC
8.000% due 01/15/2024
Harris Corp.		4,200	5,579
5.550% due 10/01/2021		600	684
HCA, Inc.
6.500% due 02/15/2020		10,300	11,433
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		10,500	11,340
Petroleum Co. of Trinidad & Tobago Ltd.
9.750% due 08/14/2019		6,865	7,637
Viacom, Inc.
3.125% due 06/15/2022		500	503

			53,488

UTILITIES 4.9%
BG Energy Capital PLC
6.500% due 11/30/2072	GBP	2,000	2,739
6.500% due 11/30/2072		$4,000	4,182
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		15,500	16,779
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		150	47
Petrobras Global Finance BV
5.375% due 01/27/2021		3,800	3,772
6.250% due 03/17/2024		20,000	19,600
Petroleos Mexicanos
5.500% due 02/24/2025	EUR	13,000	16,589
6.625% due 06/15/2035		$9,200	9,410

			73,118

Total Corporate Bonds & Notes (Cost $404,394)			408,355

MUNICIPAL BONDS & NOTES 18.4%
CALIFORNIA 8.3%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		11,000	16,133
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.918% due 04/01/2040		1,300	1,920
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		15,000	21,048
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		7,200	10,283
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		1,800	2,500
7.618% due 08/01/2040		12,300	19,192
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027		6,500	8,479
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043		204	296
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040		3,500	4,750
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043		6,500	9,444
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031		5,100	6,873
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		1,550	1,786
7.021% due 08/01/2040		3,250	3,762
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040		2,300	2,662
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040		2,400	2,716

San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025		6,400	7,622
University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050		3,350	4,109

			123,575

ILLINOIS 1.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040		10,100	12,451
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029		900	1,087
Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
6.184% due 01/01/2034		2,200	2,999

			16,537

MASSACHUSETTS 0.1%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.423% due 05/01/2029		750	831

MICHIGAN 0.1%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050		1,250	1,591

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035		1,335	1,462

NEW YORK 3.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	3,500	4,659
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	12,000	17,409
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	5,000	6,201
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
6.124% due 06/15/2042	3,000	3,460
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.500% due 03/15/2030	400	511
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	4,000	4,885
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
5.859% due 12/01/2024	2,500	3,160
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	5,200	6,722

		47,007

OHIO 1.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	10,100	16,852
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	900	1,316

		18,168

PENNSYLVANIA 0.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	600	753
State Public School Building Authority, Pennsylvania Revenue Bonds, Series 2011
5.426% due 09/15/2026	8,500	9,655

		10,408

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	100	137

VIRGINIA 1.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	19,105	16,466

WASHINGTON 0.6%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	6,800	9,232

WEST VIRGINIA 1.9%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	29,470	28,361

Total Municipal Bonds & Notes (Cost $223,609)		273,775

U.S. GOVERNMENT AGENCIES 56.8%
Fannie Mae
0.725% due 10/27/2037	1,368	1,366
0.975% due 08/25/2021	7	7
2.345% due 09/01/2027	46	48
2.350% due 11/01/2032	13	13
2.355% due 10/01/2032	20	21
2.472% due 12/01/2034	80	85
2.484% due 06/01/2020	6	6
2.499% due 01/01/2033	42	44
2.500% due 05/01/2017	2	3
2.501% due 05/01/2028	45	48
2.660% due 05/01/2033	87	92
2.675% due 10/01/2034	48	48
2.758% due 01/01/2018	3	3
2.775% due 05/01/2018	7	7
2.965% due 09/01/2032	9	9
3.000% due 01/01/2046	375	390
3.539% due 03/25/2041	16	17
3.897% due 05/25/2042	15	15
4.000% due 11/25/2019 - 12/01/2044	197	204
6.000% due 08/01/2022 - 12/01/2023	96	103
6.500% due 01/01/2025 - 12/01/2028	48	55
7.000% due 11/01/2038	76	87
7.010% due 08/01/2022	34	35
11.000% due 07/15/2020	10	10

Fannie Mae, TBA
3.000% due 11/01/2046 - 12/01/2046	379,000	393,121
3.500% due 10/01/2031 - 11/01/2046	38,000	50,644
4.000% due 10/01/2046 - 11/01/2046	181,945	252,202
4.500% due 11/01/2046	129,000	141,143
Freddie Mac
0.974% due 08/15/2029 - 12/15/2031	47	47
1.024% due 09/15/2030	5	5
1.074% due 03/15/2032	7	7
1.174% due 03/15/2020 - 02/15/2024	229	235
1.674% due 09/15/2022	25	25
1.874% due 08/15/2023	7	7
2.412% due 08/01/2032	68	69
2.500% due 10/01/2032	59	62
2.625% due 01/01/2032	83	86
2.679% due 08/01/2029	14	14
2.720% due 02/01/2029	74	78
2.723% due 01/01/2033	2	2
2.750% due 10/01/2032	57	58
2.790% due 02/01/2033	46	49
2.834% due 04/01/2032	57	58
3.143% due 07/01/2032	7	8
3.156% due 08/01/2032	11	11
4.500% due 05/15/2018	3	3
6.000% due 12/15/2028	314	362
6.500% due 12/15/2023	5	6
7.000% due 04/01/2029 - 06/01/2030	18	20
7.500% due 08/15/2030	47	56
Ginnie Mae
0.882% due 06/20/2032	13	13
1.875% due 08/20/2017 - 07/20/2029	62	63
2.000% due 03/20/2017 - 03/20/2032	341	352
2.125% due 05/20/2018 - 06/20/2032	172	178
2.500% due 05/20/2018 - 09/20/2021	8	8
2.625% due 06/20/2022	24	24
3.000% due 04/20/2019 - 08/20/2025	52	53
6.500% due 05/15/2023 - 12/15/2023	1	2
NCUA Guaranteed Notes
0.969% due 10/07/2020	2,041	2,046
Vendee Mortgage Trust
6.500% due 09/15/2024	505	564

Total U.S. Government Agencies (Cost $841,330 )		844,397

U.S. TREASURY OBLIGATIONS 30.3%
U.S. Treasury Bonds
2.500% due 02/15/2045 (h)(j)(l)	176,750	183,274
2.875% due 08/15/2045 (h)(j)	64,000	71,524
U.S. Treasury Notes
1.125% due 08/31/2021 (h)	195,250	195,090

Total U.S. Treasury Obligations (Cost $423,686)		449,888

NON-AGENCY MORTGAGE-BACKED SECURITIES 16.9%
Adjustable Rate Mortgage Trust
2.909% due 01/25/2036 ^	113	99
3.050% due 02/25/2036	234	205
3.162% due 11/25/2035 ^	256	217
3.237% due 11/25/2035 ^	401	361
American Home Mortgage Assets Trust
0.715% due 09/25/2046 ^	1,000	757
0.734% due 10/25/2046	794	533
1.427% due 11/25/2046	709	378
American Home Mortgage Investment Trust
1.105% due 02/25/2045	92	91
Banc of America Alternative Loan Trust
6.000% due 07/25/2046 ^	244	214
15.784% due 09/25/2035 ^	218	265
Banc of America Funding Ltd.
0.785% due 10/03/2039	21	21
Banc of America Funding Trust
0.722% due 10/20/2036	242	204
0.735% due 04/25/2037 ^	200	136
0.832% due 05/20/2047	125	103
0.925% due 05/25/2037 ^	174	129
2.925% due 02/20/2036	736	723
3.261% due 04/20/2035 ^	260	192
3.314% due 09/20/2047 ^	348	262
3.467% due 09/20/2046 ^	186	151
5.500% due 03/25/2036 ^	38	36
Banc of America Mortgage Trust
2.947% due 02/25/2034	471	465
3.008% due 02/25/2033	1	1
3.239% due 07/25/2035 ^	53	49
5.500% due 09/25/2035 ^	804	767
5.500% due 05/25/2037 ^	233	174

BCAP LLC Trust
0.675% due 05/25/2047 ^	136	103
0.684% due 03/26/2037	51	50
0.712% due 07/26/2036	306	291
0.745% due 05/25/2047 ^	873	679
0.758% due 05/26/2047	213	207
1.024% due 05/26/2035	93	88
1.044% due 11/26/2035	115	113
1.175% due 09/25/2047	215	185
1.264% due 01/26/2036	12	12
1.329% due 11/26/2046	307	295
2.228% due 10/26/2035	139	139
2.728% due 07/26/2036	381	381
2.765% due 02/26/2035	134	132
2.884% due 01/26/2034	78	77
2.947% due 06/26/2035	275	273
3.006% due 03/26/2037	266	213
3.065% due 07/26/2036	391	355
3.232% due 07/26/2036	65	52
3.283% due 07/26/2036	238	238
4.000% due 02/26/2037	224	223
4.452% due 03/27/2037	468	333
8.788% due 10/26/2036	397	370
BCRR Trust
5.988% due 08/17/2045	3,845	3,859
Bear Stearns Adjustable Rate Mortgage Trust
2.460% due 08/25/2035	3,913	3,908
2.727% due 12/25/2046 ^	1,857	1,629
2.830% due 10/25/2035	1,194	1,157
2.946% due 02/25/2034	122	121
2.973% due 02/25/2036 ^	222	188
2.986% due 01/25/2035	31	29
2.988% due 03/25/2035	100	98
3.016% due 06/25/2035 ^	62	56
3.020% due 08/25/2035	116	103
3.040% due 10/25/2035	205	204
3.078% due 05/25/2034	65	64
3.087% due 01/25/2034	124	124
3.125% due 11/25/2034	143	138
3.128% due 03/25/2035	1,670	1,687
3.165% due 05/25/2047 ^	471	428
Bear Stearns ALT-A Trust
0.965% due 04/25/2036	249	201
2.722% due 02/25/2036 ^	61	48
2.893% due 02/25/2036 ^	601	424
2.945% due 06/25/2034	4,378	4,144
2.957% due 08/25/2036 ^	394	273
2.980% due 05/25/2035	102	99
3.021% due 05/25/2036 ^	820	569
3.465% due 11/25/2036 ^	178	149
5.398% due 07/25/2035 ^	904	724
Bear Stearns Mortgage Funding Trust
0.715% due 01/25/2037	162	137
Bear Stearns Mortgage Securities, Inc.
6.295% due 03/25/2031	8	8
Bear Stearns Structured Products, Inc. Trust
2.966% due 01/26/2036	1,383	1,108
Chase Mortgage Finance Trust
2.793% due 03/25/2037 ^	159	146
3.171% due 09/25/2036 ^	2,788	2,474
4.781% due 03/25/2037 ^	88	82
6.000% due 05/25/2037	187	153
ChaseFlex Trust
0.825% due 07/25/2037	328	248
4.354% due 08/25/2037 ^	62	52
5.000% due 07/25/2037 ^	182	163
CHL Mortgage Pass-Through Trust
2.940% due 06/25/2034	1,628	1,599
Citigroup Commercial Mortgage Trust
5.322% due 12/17/2049	2,009	2,012
5.858% due 07/17/2040	9,874	9,878
Citigroup Mortgage Loan Trust, Inc.
2.648% due 09/25/2037	200	194
2.679% due 10/25/2046	376	304
2.740% due 11/25/2035	215	205
2.930% due 10/25/2035	313	310
3.000% due 12/25/2035 ^	189	147
3.006% due 03/25/2037 ^	182	165
3.043% due 08/25/2035	65	64
3.044% due 08/25/2035	2,416	2,370
3.296% due 09/25/2037 ^	1,081	994
5.500% due 12/25/2035	285	229
6.250% due 11/25/2037	159	136
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	30	30

CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037 ^	245	218
Community Program Loan Trust
4.500% due 04/01/2029	281	280
Countrywide Alternative Loan Resecuritization Trust
2.884% due 03/25/2047	233	222
6.000% due 08/25/2037 ^	208	159
Countrywide Alternative Loan Trust
0.665% due 08/25/2037	1,207	952
0.685% due 12/25/2046 ^	181	157
0.695% due 11/25/2036	1,402	1,266
0.695% due 01/25/2037 ^	273	251
0.700% due 11/25/2036	12,363	10,022
0.705% due 11/25/2036	186	163
0.705% due 05/25/2047	1,778	1,528
0.712% due 02/20/2047 ^	2,061	1,396
0.715% due 07/25/2046 ^	192	185
0.715% due 09/25/2046 ^	749	580
0.715% due 10/25/2046	186	180
0.742% due 07/20/2046 ^	75	37
0.745% due 05/25/2035	3,026	2,483
0.775% due 06/25/2035	199	177
0.785% due 07/25/2035	212	183
0.795% due 05/25/2036 ^	13	28
0.835% due 08/25/2035 ^	308	228
0.835% due 10/25/2035	180	140
1.025% due 05/25/2035 ^	5,092	4,171
1.045% due 12/25/2035	1,706	1,417
1.254% due 11/25/2035	1,648	1,406
1.304% due 09/25/2034	52	51
1.507% due 02/25/2036	732	650
1.887% due 11/25/2047 ^	5,413	3,861
2.758% due 05/25/2036	93	67
2.800% due 11/25/2035 ^	171	126
2.963% due 08/25/2035	360	293
4.351% due 06/25/2047	299	243
5.500% due 11/25/2035	173	129
5.500% due 02/25/2036 ^	123	108
5.750% due 03/25/2037 ^	227	198
5.750% due 07/25/2037 ^	33	29
5.750% due 04/25/2047 ^	208	174
6.000% due 12/25/2034	129	128
6.000% due 03/25/2036 ^	338	267
6.000% due 08/25/2036 ^	502	443
6.000% due 02/25/2037 ^	748	528
6.000% due 04/25/2037	137	119
6.000% due 05/25/2037 ^	640	490
6.000% due 08/25/2037 ^	683	546
6.250% due 11/25/2036 ^	147	131
6.500% due 12/25/2036 ^	105	71
6.500% due 08/25/2037 ^	512	339
18.355% due 07/25/2035	78	105
Countrywide Home Loan Mortgage Pass-Through Trust
0.755% due 05/25/2035	130	109
0.825% due 04/25/2046 ^	63	49
0.865% due 03/25/2036	657	359
1.065% due 02/25/2035	28	26
1.145% due 03/25/2035	524	438
1.165% due 03/25/2035	791	656
1.265% due 02/25/2035	600	494
1.305% due 02/25/2035	508	411
2.431% due 04/25/2035 ^	281	53
2.725% due 11/25/2034	160	153
2.748% due 02/20/2036	538	415
2.808% due 05/20/2036	110	99
2.820% due 05/20/2036 ^	258	215
2.852% due 01/25/2036 ^	206	185
3.057% due 11/25/2037	423	362
3.093% due 08/25/2034	13,436	13,094
3.148% due 10/20/2035	124	109
3.200% due 08/25/2034 ^	117	106
3.309% due 02/20/2036 ^	74	65
5.500% due 07/25/2037 ^	581	475
5.750% due 12/25/2035 ^	188	169
6.000% due 02/25/2037 ^	672	602
6.000% due 03/25/2037 ^	220	198
6.000% due 07/25/2037	363	296
6.500% due 11/25/2036 ^	1,455	1,231
Countrywide Home Loan Reperforming REMIC Trust
6.000% due 03/25/2035 ^	143	141
Credit Suisse Commercial Mortgage Trust
0.764% due 05/27/2037	100	90
Credit Suisse First Boston Mortgage Securities Corp.
1.090% due 03/25/2032	7	7
1.675% due 09/25/2034 ^	145	125

Credit Suisse Mortgage Capital Certificates
0.854% due 12/27/2035		231	224
2.703% due 04/26/2038		1,871	1,839
3.089% due 09/27/2036		61	61
3.113% due 04/28/2037		529	396
3.151% due 08/28/2036		124	121
Deutsche ALT-A Securities, Inc.
0.685% due 01/25/2047		148	121
0.715% due 08/25/2047		638	556
0.825% due 04/25/2037		543	289
Deutsche Mortgage & Asset Receiving Corp.
0.662% due 11/27/2036		500	462
Downey Savings & Loan Association Mortgage Loan Trust
0.851% due 07/19/2045 ^		51	8
Eurosail PLC
1.329% due 06/13/2045	GBP	6,471	7,429
First Horizon Alternative Mortgage Securities Trust
2.748% due 04/25/2036 ^		$298	254
2.750% due 01/25/2036 ^		530	419
First Horizon Mortgage Pass-Through Trust
2.780% due 11/25/2037 ^		117	104
6.250% due 11/25/2036		781	746
GMAC Mortgage Corp. Loan Trust
3.312% due 11/19/2035		233	216
GreenPoint Mortgage Funding Trust
0.725% due 12/25/2046 ^		350	253
GS Mortgage Securities Trust
3.601% due 10/10/2049		5,000	4,934
GSC Capital Corp. Mortgage Trust
0.705% due 05/25/2036 ^		249	193
GSR Mortgage Loan Trust
2.917% due 09/25/2035		539	549
3.045% due 04/25/2035		108	104
3.075% due 09/25/2035		255	256
3.078% due 04/25/2035		78	78
3.226% due 09/25/2034		162	156
3.416% due 11/25/2035		233	208
HarborView Mortgage Loan Trust
0.721% due 01/19/2038		65	56
0.751% due 05/19/2035		4,332	3,625
0.781% due 01/19/2036		199	134
0.781% due 01/19/2038 ^		106	40
0.781% due 09/19/2046 ^		3	0
1.211% due 01/19/2035		75	67
1.485% due 07/19/2045		77	71
3.232% due 12/19/2035 ^		139	122
3.440% due 12/19/2035 ^		229	181
HomeBanc Mortgage Trust
0.705% due 12/25/2036		177	158
Impac Secured Assets Trust
0.675% due 11/25/2036		1,666	1,317
0.695% due 01/25/2037		336	308
IndyMac Mortgage Loan Trust
0.705% due 07/25/2047		565	385
0.715% due 09/25/2046		200	166
0.805% due 03/25/2035		420	369
0.825% due 11/25/2035 ^		296	174
2.648% due 06/25/2037 ^		166	127
2.918% due 11/25/2035 ^		236	196
2.935% due 06/25/2036		2,274	2,215
2.958% due 08/25/2035		1,528	1,273
3.017% due 10/25/2035		1,292	1,065
3.030% due 09/25/2035 ^		153	129
3.065% due 06/25/2035 ^		138	121
3.076% due 06/25/2036		7,556	6,383
3.180% due 08/25/2036		3,709	3,588
JPMorgan Alternative Loan Trust
0.675% due 03/25/2037		40	38
1.024% due 06/27/2037		6,019	4,715
3.110% due 12/25/2036		69	65
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		842	846
JPMorgan Mortgage Trust
2.716% due 11/25/2035		138	129
2.750% due 11/25/2035		134	128
2.923% due 01/25/2037 ^		42	38
2.947% due 07/25/2035		808	810
2.960% due 04/25/2035		60	59
3.051% due 04/25/2035		67	67
3.219% due 07/25/2035		642	639
3.276% due 09/25/2034		379	376
4.628% due 06/25/2037 ^		312	277
6.000% due 01/25/2036 ^		200	173
JPMorgan Resecuritization Trust
2.746% due 05/27/2037		6,451	6,274
3.117% due 08/27/2037		41	41

Lavender Trust
6.250% due 10/26/2036	332	268
Lehman Mortgage Trust
5.404% due 01/25/2036 ^	295	275
5.569% due 12/25/2035	324	230
6.000% due 07/25/2036 ^	126	99
Lehman XS Trust
0.675% due 07/25/2047 ^	7	7
0.725% due 08/25/2046 ^	118	91
0.755% due 04/25/2046 ^	97	88
0.765% due 11/25/2046 ^	77	20
0.795% due 02/25/2036	702	602
Luminent Mortgage Trust
0.694% due 12/25/2036	1,096	941
0.725% due 10/25/2046	347	299
MASTR Adjustable Rate Mortgages Trust
0.765% due 05/25/2037	178	109
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	1,424	1,414
8.000% due 07/25/2035	1,237	1,291
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.610% due 10/20/2029	66	66
Merrill Lynch Alternative Note Asset Trust
0.685% due 01/25/2037	170	78
0.705% due 04/25/2037	768	724
0.825% due 03/25/2037	1,148	510
6.000% due 05/25/2037 ^	256	225
Merrill Lynch Mortgage Investors Trust
0.985% due 04/25/2029	88	84
1.184% due 11/25/2029	100	97
1.185% due 09/25/2029	85	85
1.929% due 07/25/2029	95	92
2.228% due 10/25/2035	430	418
2.636% due 02/25/2036	73	73
2.975% due 11/25/2035	170	168
Morgan Stanley Dean Witter Capital, Inc. Trust
2.201% due 03/25/2033	120	110
Morgan Stanley Mortgage Loan Trust
0.805% due 11/25/2035	109	107
0.845% due 01/25/2035	72	67
2.628% due 06/25/2036	219	213
6.000% due 10/25/2037 ^	116	101
Morgan Stanley Re-REMIC Trust
0.961% due 02/26/2037	352	241
0.986% due 03/26/2037	191	132
5.500% due 08/26/2047	47	47
Morgan Stanley Resecuritization Trust
0.834% due 01/26/2051	447	426
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^	653	607
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.162% due 02/25/2036 ^	1,114	922
RBSSP Resecuritization Trust
0.774% due 02/26/2037	1,974	1,863
0.808% due 03/26/2037	3,958	3,897
2.778% due 10/26/2035	6,580	6,656
Residential Accredit Loans, Inc. Trust
0.695% due 12/25/2036	598	456
0.725% due 05/25/2047	221	186
0.735% due 06/25/2037	194	152
0.775% due 08/25/2037	610	477
0.825% due 01/25/2035	128	123
0.825% due 08/25/2035	250	198
0.925% due 10/25/2045	201	145
3.339% due 02/25/2035 ^	534	436
4.404% due 02/25/2036 ^	181	145
8.000% due 04/25/2036 ^	232	226
Residential Asset Securitization Trust
6.000% due 06/25/2036	254	185
6.000% due 11/25/2036 ^	165	115
6.000% due 03/25/2037 ^	155	106
6.250% due 11/25/2036	113	81
6.500% due 04/25/2037 ^	1,400	859
Residential Funding Mortgage Securities, Inc. Trust
3.865% due 03/25/2035 ^	1,545	1,266
6.000% due 09/25/2036 ^	363	331
Structured Adjustable Rate Mortgage Loan Trust
0.845% due 10/25/2035	2,269	1,896
1.260% due 06/25/2034	670	601
1.923% due 05/25/2035 ^	733	521
2.901% due 10/25/2034	97	98
2.905% due 06/25/2036 ^	79	73
2.938% due 02/25/2036 ^	440	353
2.986% due 12/25/2035 ^	55	54
3.022% due 10/25/2036 ^	248	183
3.121% due 09/25/2036 ^	5,866	4,196
4.132% due 07/25/2037 ^	9	7

Structured Asset Mortgage Investments Trust
0.655% due 03/25/2037	281	212
0.705% due 09/25/2047	122	105
0.715% due 06/25/2036	13,783	11,563
0.715% due 07/25/2046 ^	860	720
0.715% due 09/25/2047	1,342	1,148
0.725% due 05/25/2036	1,323	1,023
0.735% due 09/25/2047 ^	2,326	1,776
0.745% due 05/25/2046	1,211	660
0.785% due 05/25/2046 ^	55	22
1.231% due 03/19/2034	579	549
1.231% due 02/19/2035	253	244
1.254% due 12/19/2033	567	546
1.765% due 02/25/2036 ^	924	850
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.684% due 02/25/2032	2	2
2.711% due 01/25/2032	4	4
2.921% due 02/25/2034	132	132
3.227% due 08/25/2032	82	81
Structured Asset Securities Corp. Trust
0.875% due 02/25/2035	53	50
Suntrust Adjustable Rate Mortgage Loan Trust
6.042% due 02/25/2037 ^	671	568
SunTrust Alternative Loan Trust
6.000% due 12/25/2035	963	931
Thornburg Mortgage Securities Trust
1.165% due 09/25/2043	468	453
1.265% due 09/25/2044	72	66
2.648% due 09/25/2037	163	161
Wachovia Mortgage Loan Trust LLC
2.933% due 10/20/2035	117	105
WaMu Mortgage Pass-Through Certificates Trust
0.795% due 12/25/2045	13	13
0.915% due 10/25/2044	1,662	1,613
0.935% due 11/25/2045	346	308
1.165% due 01/25/2045	385	364
1.257% due 06/25/2047 ^	178	60
1.265% due 11/25/2034	345	311
1.299% due 07/25/2047	1,037	877
1.505% due 11/25/2034	949	842
1.707% due 11/25/2042	38	35
2.193% due 11/25/2046	368	330
2.603% due 12/25/2036 ^	2,236	1,960
2.695% due 08/25/2033	573	580
2.705% due 08/25/2036 ^	200	187
3.696% due 12/25/2036 ^	231	213
Washington Mutual Mortgage Pass-Through Certificates Trust
0.975% due 05/25/2035 ^	645	485
1.207% due 04/25/2047	624	454
1.277% due 04/25/2047	912	654
4.461% due 09/25/2036 ^	192	111
Wells Fargo Alternative Loan Trust
3.183% due 07/25/2037 ^	122	104
Wells Fargo Mortgage-Backed Securities Trust
1.025% due 07/25/2037 ^	193	165
2.863% due 01/25/2035	648	649
2.875% due 03/25/2035	2,186	2,189
2.894% due 03/25/2036	1,319	1,319
2.938% due 06/25/2035	4,062	4,063
3.003% due 08/25/2034	226	231
3.003% due 10/25/2036 ^	127	121
3.015% due 07/25/2036 ^	2,521	2,427
3.027% due 03/25/2036 ^	191	188
3.027% due 10/25/2036 ^	1,122	1,069
3.058% due 05/25/2035	44	44
6.000% due 06/25/2037 ^	234	231

Total Non-Agency Mortgage-Backed Securities (Cost $247,219)		250,932

ASSET-BACKED SECURITIES 27.5%
Aames Mortgage Investment Trust
1.304% due 10/25/2035	200	171
1.724% due 06/25/2035	700	622
Accredited Mortgage Loan Trust
0.655% due 02/25/2037	2,280	2,210
0.785% due 09/25/2036	1,100	973
1.000% due 09/25/2035	200	175
ACE Securities Corp. Home Equity Loan Trust
0.635% due 12/25/2036	378	161
0.665% due 07/25/2036	370	269
0.680% due 08/25/2036	897	785
0.685% due 05/25/2036	75	73
0.825% due 02/25/2036	184	169
0.995% due 10/25/2035	1,800	1,654

1.145% due 02/25/2036 ^	188	162
1.185% due 11/25/2035	200	176
1.425% due 12/25/2034	190	176
1.500% due 06/25/2034	181	170
1.500% due 07/25/2035	100	87
Aegis Asset-Backed Securities Trust
0.955% due 12/25/2035	200	148
1.005% due 06/25/2035	200	152
1.224% due 03/25/2035	300	258
1.525% due 03/25/2035 ^	161	150
Ameriquest Mortgage Securities Trust
0.915% due 03/25/2036	400	363
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.975% due 07/25/2035	800	742
0.975% due 01/25/2036	300	286
0.995% due 11/25/2035	200	173
1.045% due 09/25/2035	10,000	8,715
1.125% due 08/25/2035	532	529
1.129% due 11/25/2034	17	17
1.635% due 03/25/2035	200	164
Amortizing Residential Collateral Trust
1.105% due 07/25/2032	73	69
1.525% due 10/25/2034	279	270
Ares Enhanced Loan Investment Strategy IR Ltd.
2.465% due 07/23/2025	9,700	9,715
Argent Securities Trust
0.675% due 09/25/2036	990	405
0.715% due 03/25/2036	390	211
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.755% due 01/25/2036	128	111
Asset-Backed Funding Certificates Trust
0.635% due 01/25/2037	577	375
0.665% due 11/25/2036	14,230	9,713
0.685% due 01/25/2037	364	239
0.745% due 01/25/2037	218	144
1.145% due 04/25/2034	563	558
1.200% due 06/25/2035	353	345
1.525% due 06/25/2037	289	221
Asset-Backed Securities Corp. Home Equity Loan Trust
0.975% due 11/25/2035	300	279
1.425% due 06/25/2035	200	175
1.725% due 06/25/2034	200	174
3.508% due 08/15/2033	45	43
Basic Asset-Backed Securities Trust
0.835% due 04/25/2036	200	186
Bayview Financial Asset Trust
0.925% due 12/25/2039	321	318
Bear Stearns Asset-Backed Securities Trust
0.635% due 04/25/2031	144	148
0.675% due 06/25/2036	274	265
0.695% due 05/25/2036 ^	297	292
0.705% due 06/25/2047	105	103
0.715% due 05/25/2037	282	274
0.725% due 12/25/2036	456	437
0.755% due 02/25/2037	11,884	7,543
0.795% due 06/25/2036	200	180
0.925% due 09/25/2046	286	248
0.955% due 12/25/2035	500	469
0.975% due 08/25/2036	400	354
1.025% due 12/25/2035	300	282
1.075% due 06/25/2036	300	271
1.225% due 11/25/2035 ^	229	202
1.485% due 04/25/2035	133	127
1.705% due 06/25/2043	1,729	1,667
1.775% due 08/25/2037	182	170
2.198% due 10/25/2036	77	56
3.024% due 07/25/2036	511	485
21.767% due 03/25/2036 ^	215	265
Carrington Mortgage Loan Trust
0.745% due 01/25/2037	1,200	751
0.785% due 02/25/2037	1,400	1,104
1.575% due 05/25/2035	300	237
Cendant Mortgage Corp.
6.000% due 07/25/2043	26	26
Cent CLO Ltd.
2.082% due 10/29/2025	9,050	9,056
CIFC Funding Ltd.
1.920% due 08/14/2024	17,850	17,831
Citigroup Mortgage Loan Trust
0.695% due 05/25/2037	24,735	19,940
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
1.455% due 05/25/2035	200	165
Citigroup Mortgage Loan Trust, Inc.
0.665% due 12/25/2036	1,105	1,024
0.665% due 05/25/2037	33	33
0.695% due 05/25/2037	800	751

0.785% due 01/25/2037	300	263
0.924% due 11/25/2046	386	338
0.935% due 10/25/2035	1,700	1,608
0.974% due 11/25/2045	300	280
1.145% due 12/25/2035	748	717
1.215% due 09/25/2035	138	138
1.245% due 09/25/2035 ^	300	289
1.260% due 09/25/2035 ^	500	428
6.351% due 05/25/2036 ^	221	140
Conseco Financial Corp.
6.810% due 12/01/2028	877	927
6.870% due 04/01/2030	384	414
7.060% due 02/01/2031	835	859
7.550% due 01/15/2029	12	12
Countrywide Asset-Backed Certificates
0.665% due 06/25/2035	1,854	1,443
0.665% due 02/25/2037	41	41
0.665% due 07/25/2037 ^	5,706	4,778
0.674% due 01/25/2037	7,929	7,504
0.675% due 07/25/2036	518	503
0.675% due 05/25/2037	807	765
0.685% due 01/25/2034	115	110
0.685% due 05/25/2036	881	697
0.685% due 03/25/2037	239	232
0.695% due 03/25/2037	409	370
0.695% due 05/25/2037	329	308
0.695% due 06/25/2047	400	378
0.705% due 06/25/2047	666	637
0.715% due 06/25/2047	344	327
0.745% due 09/25/2037 ^	303	253
0.745% due 09/25/2047	2,548	2,273
0.755% due 10/25/2047	599	568
0.765% due 12/25/2031 ^	665	511
0.775% due 01/25/2046	193	147
0.775% due 06/25/2047	243	172
0.824% due 07/25/2036	329	316
0.875% due 04/25/2036	100	95
0.925% due 06/25/2036	300	252
0.974% due 03/25/2036	100	82
0.975% due 03/25/2047 ^	153	88
1.015% due 02/25/2036	200	172
1.025% due 03/25/2036	11,240	9,462
1.045% due 12/25/2035	68	68
1.185% due 12/25/2035	300	280
1.295% due 11/25/2035	75	75
1.500% due 02/25/2034	95	89
1.575% due 08/25/2035	100	92
2.025% due 02/25/2035	300	274
5.301% due 04/25/2047 ^	3	3
Countrywide Asset-Backed Certificates Trust
0.655% due 04/25/2046	7,758	6,360
0.665% due 02/25/2037	12,883	11,084
0.674% due 09/25/2046	7,628	7,339
0.674% due 10/25/2046 ^	4,841	4,753
0.675% due 03/25/2047	252	237
0.984% due 05/25/2036	600	539
1.054% due 02/25/2036	200	178
1.144% due 08/25/2035	200	195
1.245% due 07/25/2034	223	214
1.254% due 07/25/2035	400	354
1.325% due 08/25/2047	1,057	1,019
1.425% due 10/25/2034	105	99
1.874% due 04/25/2035	200	177
Credit-Based Asset Servicing and Securitization LLC
0.644% due 07/25/2037	17	11
0.745% due 07/25/2037	366	231
1.095% due 07/25/2036	300	283
1.470% due 04/25/2036	80	69
3.799% due 07/25/2035 ^	32	32
Delta Funding Home Equity Loan Trust
1.148% due 08/15/2030	68	61
EMC Mortgage Loan Trust
1.264% due 05/25/2040	14	13
First Franklin Mortgage Loan Trust
0.665% due 12/25/2036	367	224
0.675% due 07/25/2036	115	111
0.685% due 04/25/2036	342	301
0.765% due 04/25/2036	400	270
0.765% due 08/25/2036	381	274
0.885% due 10/25/2035	193	184
0.885% due 11/25/2035	200	164
1.015% due 09/25/2035	194	192
1.035% due 09/25/2035	128	128
1.200% due 06/25/2036	274	267
1.335% due 04/25/2035	731	701
1.395% due 09/25/2034	488	469

1.470% due 03/25/2035	100	86
1.725% due 01/25/2035	122	105
1.950% due 10/25/2034	948	814
First NLC Trust
0.595% due 08/25/2037	69	40
0.984% due 05/25/2035	1,125	974
First Plus Home Loan Owners Trust
7.320% due 11/10/2023 ^	6	5
Flatiron CLO Ltd.
2.253% due 10/25/2024	11,500	11,500
Fremont Home Loan Trust
0.675% due 01/25/2037	314	168
0.685% due 08/25/2036	244	106
0.695% due 02/25/2036	75	66
0.695% due 02/25/2037	1,086	614
0.795% due 02/25/2036	300	208
0.795% due 04/25/2036	3,000	1,769
1.015% due 07/25/2035	100	91
1.315% due 12/25/2029	13	11
GE-WMC Asset-Backed Pass-Through Certificates
0.775% due 12/25/2035	3,395	3,253
GSAA Home Equity Trust
0.645% due 04/25/2047	366	307
GSAMP Trust
0.615% due 01/25/2037	3,643	2,292
0.645% due 12/25/2036	1,175	666
0.675% due 06/25/2036	403	384
0.675% due 09/25/2036	405	200
0.675% due 12/25/2046	765	460
0.685% due 05/25/2046	52	49
0.725% due 11/25/2036	225	135
0.755% due 12/25/2046	230	140
0.765% due 12/25/2035	168	160
0.765% due 06/25/2036	354	223
0.795% due 04/25/2036	400	249
2.175% due 10/25/2034	94	89
Home Equity Asset Trust
1.620% due 05/25/2035	200	180
Home Equity Loan Trust
0.755% due 04/25/2037	800	517
0.865% due 04/25/2037	500	303
HSI Asset Securitization Corp. Trust
0.000% due 03/25/2036 (a)(d)	636	635
0.635% due 12/25/2036	281	122
0.695% due 12/25/2036	1,279	558
0.745% due 12/25/2036	852	377
0.915% due 11/25/2035	300	226
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.665% due 11/25/2036	587	482
0.685% due 11/25/2036	494	379
0.845% due 04/25/2037	444	349
IXIS Real Estate Capital Trust
1.155% due 02/25/2036	500	455
JPMorgan Mortgage Acquisition Corp.
0.705% due 02/25/2036	318	315
0.755% due 05/25/2035	398	390
JPMorgan Mortgage Acquisition Trust
0.685% due 01/25/2036	200	188
0.685% due 05/25/2036	388	383
0.685% due 06/25/2036	200	189
0.685% due 01/25/2037	605	594
0.694% due 04/25/2036	741	711
0.785% due 03/25/2037	300	231
0.785% due 05/25/2037	300	250
0.794% due 04/25/2036	300	270
0.794% due 07/25/2036	200	148
0.795% due 05/25/2036	700	608
0.805% due 01/25/2037	200	154
6.337% due 08/25/2036 ^	169	120
Lehman ABS Mortgage Loan Trust
0.615% due 06/25/2037	303	188
0.725% due 06/25/2037	244	154
Lehman XS Trust
0.675% due 04/25/2037 ^	827	649
0.695% due 02/25/2037 ^	2,001	1,177
Long Beach Mortgage Loan Trust
0.905% due 08/25/2045	207	194
1.170% due 11/25/2035	600	520
1.365% due 07/25/2031	284	272
1.575% due 06/25/2035	500	390
1.800% due 02/25/2035	200	163
1.950% due 03/25/2032	335	324
MASTR Asset-Backed Securities Trust
0.635% due 08/25/2036	217	113
0.675% due 08/25/2036	359	189
0.705% due 02/25/2036	485	267

0.765% due 06/25/2036	209	120
0.765% due 08/25/2036	215	116
0.825% due 01/25/2036	273	267
0.905% due 01/25/2036	300	252
1.025% due 10/25/2035 ^	379	298
1.275% due 12/25/2034 ^	92	89
Meritage Mortgage Loan Trust
1.275% due 11/25/2035	263	259
Merrill Lynch Mortgage Investors Trust
0.725% due 01/25/2037	7	7
0.765% due 08/25/2037	1,176	775
0.835% due 08/25/2036	300	288
0.975% due 02/25/2047	1,431	955
1.005% due 05/25/2036	388	362
MESA Trust
1.325% due 12/25/2031	785	738
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	855	935
Morgan Stanley ABS Capital, Inc. Trust
0.595% due 10/25/2036	111	64
0.665% due 10/25/2036	165	96
0.665% due 11/25/2036	307	192
0.675% due 06/25/2036	528	402
0.675% due 09/25/2036	442	225
0.675% due 10/25/2036	265	167
0.675% due 11/25/2036	1,624	987
0.705% due 03/25/2037	487	259
0.725% due 02/25/2037	166	101
0.745% due 11/25/2036	383	244
0.775% due 03/25/2037	487	262
0.835% due 12/25/2035	470	430
1.425% due 05/25/2034	142	133
1.455% due 03/25/2035	300	297
1.515% due 06/25/2035	400	374
1.575% due 04/25/2035	200	148
1.775% due 07/25/2037	400	282
2.175% due 03/25/2034	1,141	1,070
Morgan Stanley Capital, Inc. Trust
0.815% due 01/25/2036	1,735	1,636
Morgan Stanley Dean Witter Capital, Inc. Trust
1.875% due 02/25/2033	986	952
Morgan Stanley Home Equity Loan Trust
0.685% due 04/25/2036	153	112
0.695% due 04/25/2037	756	480
0.755% due 04/25/2037	252	162
Morgan Stanley Mortgage Loan Trust
0.755% due 02/25/2037	199	109
0.885% due 04/25/2037	344	174
2.495% due 11/25/2036 ^	314	153
5.965% due 09/25/2046 ^	472	273
New Century Home Equity Loan Trust
0.775% due 12/25/2035	170	168
1.200% due 06/25/2035	1,000	967
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.935% due 02/25/2036	200	197
6.032% due 10/25/2036 ^	192	96
NovaStar Mortgage Funding Trust
0.675% due 06/25/2036	166	116
0.895% due 01/25/2036	35	35
0.995% due 01/25/2036	7,500	6,872
OHA Loan Funding Ltd.
2.087% due 08/23/2024	5,500	5,492
OneMain Direct Auto Receivables Trust
2.040% due 01/15/2021	5,618	5,642
Option One Mortgage Loan Trust
0.665% due 01/25/2037	84	50
0.695% due 05/25/2037	216	133
0.745% due 01/25/2037	338	201
0.855% due 04/25/2037	157	101
0.885% due 01/25/2036	300	208
1.035% due 08/25/2035	400	320
Option One Mortgage Loan Trust Asset-Backed Certificates
0.965% due 11/25/2035	400	394
0.985% due 11/25/2035	3,100	2,517
Ownit Mortgage Loan Trust
1.125% due 10/25/2036 ^	303	262
Palmer Square CLO Ltd.
2.079% due 10/17/2025	14,100	14,074
Park Place Securities, Inc.
1.015% due 09/25/2035	200	166
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.015% due 08/25/2035	200	170
1.015% due 09/25/2035	500	431
1.055% due 07/25/2035	400	371
1.075% due 07/25/2035	950	761
1.365% due 01/25/2036	100	99

1.470% due 02/25/2035	47	47
1.470% due 06/25/2035	200	180
1.575% due 10/25/2034	500	444
1.650% due 03/25/2035	400	350
1.770% due 01/25/2036	300	278
2.325% due 12/25/2034	676	586
People’s Choice Home Loan Securities Trust
1.244% due 05/25/2035 ^	200	194
People’s Financial Realty Mortgage Securities Trust
0.665% due 09/25/2036	451	195
Popular ABS Mortgage Pass-Through Trust
0.785% due 11/25/2046	200	180
0.915% due 02/25/2036	400	347
RAAC Trust
0.825% due 06/25/2044	98	82
0.874% due 11/25/2046	728	635
0.925% due 09/25/2045	4,100	3,501
0.925% due 06/25/2047	126	121
1.385% due 10/25/2045	250	233
2.025% due 09/25/2047	600	508
Renaissance Home Equity Loan Trust
5.812% due 11/25/2036	565	338
7.238% due 09/25/2037 ^	274	168
Residential Asset Mortgage Products Trust
0.685% due 12/25/2036	173	168
0.685% due 02/25/2037	415	398
0.744% due 10/25/2034	75	71
0.805% due 09/25/2036	285	254
0.825% due 05/25/2036 ^	1,672	1,367
0.845% due 01/25/2036	1,000	839
0.955% due 11/25/2035	250	230
0.965% due 10/25/2035	200	193
0.985% due 10/25/2035	100	88
1.005% due 09/25/2035	300	287
1.424% due 08/25/2034	216	210
5.575% due 07/25/2034 ^	1,563	1,489
5.683% due 01/25/2034	1,710	1,792
Residential Asset Securities Corp. Trust
0.655% due 11/25/2036	785	660
0.685% due 11/25/2036 ^	706	641
0.695% due 11/25/2036	963	859
0.765% due 09/25/2036	900	825
0.775% due 04/25/2037	349	329
0.795% due 05/25/2037	267	249
0.805% due 06/25/2036	1,000	831
0.855% due 12/25/2035	285	212
0.865% due 04/25/2037	1,600	1,240
0.905% due 02/25/2036	400	373
0.935% due 01/25/2036	200	184
0.945% due 10/25/2035	300	284
0.945% due 12/25/2035	400	371
0.965% due 11/25/2035	300	267
0.985% due 11/25/2035	300	246
1.170% due 03/25/2035	1,371	1,281
1.289% due 03/25/2034	92	87
1.365% due 12/25/2034	47	45
Salomon Mortgage Loan Trust
1.424% due 11/25/2033	276	271
Saxon Asset Securities Trust
1.695% due 07/25/2031	25	24
Securitized Asset-Backed Receivables LLC Trust
0.615% due 07/25/2036	282	141
0.665% due 05/25/2036	603	365
0.685% due 07/25/2036	276	141
0.765% due 07/25/2036	237	123
0.775% due 05/25/2036	1,337	831
0.795% due 03/25/2036	281	229
1.185% due 08/25/2035	394	265
1.200% due 01/25/2035	145	135
1.484% due 01/25/2036 ^	154	107
3.392% due 01/25/2036 ^	76	58
SG Mortgage Securities Trust
0.685% due 07/25/2036	33,994	13,280
0.975% due 10/25/2035	1,000	858
SLM Student Loan Trust
2.215% due 04/25/2023	8,360	8,386
Soundview Home Loan Trust
0.605% due 06/25/2037	71	47
0.635% due 02/25/2037	349	150
0.685% due 11/25/2036	575	552
0.705% due 02/25/2037	489	214
0.705% due 07/25/2037	2,825	1,971
0.875% due 03/25/2036	400	336
1.350% due 06/25/2035	258	239
1.475% due 10/25/2037	493	364

South Carolina Student Loan Corp.
1.842% due 09/03/2024	600	593
Specialty Underwriting & Residential Finance Trust
0.675% due 09/25/2037	157	96
0.675% due 11/25/2037	1,069	704
0.795% due 04/25/2037	264	153
1.500% due 12/25/2035	520	473
SpringCastle America Funding LLC
3.050% due 04/25/2029 (b)	16,500	16,505
Structured Asset Investment Loan Trust
0.674% due 09/25/2036	389	342
0.715% due 03/25/2036	763	683
0.825% due 01/25/2036	313	268
1.425% due 05/25/2035	600	517
1.650% due 07/25/2033	101	98
1.800% due 12/25/2034	1,138	807
Structured Asset Securities Corp. Mortgage Loan Trust
0.660% due 07/25/2036	13,937	13,122
0.665% due 09/25/2036	461	453
0.675% due 09/25/2036	195	172
0.685% due 03/25/2036	116	113
0.695% due 12/25/2036	286	251
0.735% due 02/25/2037	1,011	869
0.755% due 01/25/2037	3,118	2,075
0.775% due 09/25/2036	200	171
0.895% due 04/25/2036	600	540
1.425% due 08/25/2037	381	367
1.525% due 08/25/2037	1,078	1,017
Structured Asset Securities Corp. Trust
0.984% due 09/25/2035	700	523
THL Credit Wind River CLO Ltd.
2.303% due 01/15/2026 (b)	10,500	10,500
VOLT LLC
3.500% due 07/25/2046	12,927	12,968
WaMu Asset-Backed Certificates Trust
0.750% due 05/25/2047	14,053	11,335
Wells Fargo Home Equity Asset-Backed Securities Trust
0.855% due 05/25/2036	300	251
1.155% due 03/25/2035	1,000	917
1.155% due 11/25/2035	200	185
1.575% due 02/25/2035	200	186

Total Asset-Backed Securities (Cost $402,400)		409,432

SOVEREIGN ISSUES 0.5%
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022	7,000	7,683

Total Sovereign Issues (Cost $6,951)		7,683

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (g) 0.2%		2,710

U.S. TREASURY BILLS 0.0%
0.465% due 03/09/2017 (c)(d)(l)	380	379

Total Short-Term Instruments (Cost $3,089)		3,089

Total Investments in Securities (Cost $2,554,923)		2,649,757

Total Investments 178.2% (Cost $2,554,923)		$2,649,757
Financial Derivative Instruments (i)(k) 0.1% (Cost or Premiums, net $17)		1,076
Other Assets and Liabilities, net (78.3)%		(1,164,408)

Net Assets 100.0%		$1,486,425

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	12.000%	08/08/2019	08/07/2014	$16,622	$16,333	1.10%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$2,710	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(2,768)	$2,710	$2,710

Total Repurchase Agreements						$(2,768)	$2,710	$2,710

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	2.000%	09/30/2016	10/03/2016	$(5,113)	$(5,114)
BSN	0.600	08/03/2016	10/05/2016	(158,800)	(158,962)
GRE	0.600	07/21/2016	10/21/2016	(4,751)	(4,757)
	0.610	07/13/2016	10/13/2016	(2,878)	(2,882)
	0.610	07/22/2016	10/21/2016	(13,492)	(13,508)
RDR	0.610	07/11/2016	10/11/2016	(16,502)	(16,526)

Total Reverse Repurchase Agreements					$(201,749)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	0.500%	09/27/2016	10/04/2016	$(3,804)	$(3,805)
	0.900	09/28/2016	10/05/2016	(13,320)	(13,321)
	1.100	09/28/2016	10/05/2016	(60)	(60)
	1.250	09/29/2016	10/03/2016	(71,442)	(71,452)

Total Sale-Buyback Transactions					$(88,638)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(406,472) at a weighted average interest rate of 0.558%.
(4)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

(h)	Securities with an aggregate market value of $287,912 have been pledged as collateral under the terms of master agreements as of September 30, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	4,329	$(11,035)	$216	$0

Total Futures Contracts				$(11,035)	$216	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017	$256,600	$(2,712)	$(1,289)	$14	$0
Receive	3-Month USD-LIBOR	2.500	06/15/2046	5,100	(871)	109	92	0

					$(3,583)	$(1,180)	$106	$0

Total Swap Agreements					$(3,583)	$(1,180)	$106	$0

(j)	Securities with an aggregate market value of $2,796 and cash of $688 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2016	GBP	43,708		$57,828	$1,176	$0
	11/2016		$1,057	CAD	1,385	0	(1)
BPS	10/2016		3,761	EUR	3,370	25	0
	10/2016		27,415	GBP	21,072	0	(102)
	10/2016		19,593	MXN	355,100	0	(1,313)
	11/2016	GBP	21,072		$27,429	100	0
DUB	10/2016	MXN	356,621		17,964	0	(394)
	11/2016	ILS	1,840		482	0	(10)
GLM	10/2016		$15,975	GBP	12,071	0	(329)
	11/2016		26,431	AUD	34,338	0	(174)
HUS	10/2016	CNH	100,000		$14,998	25	0
	10/2016	EUR	8,152		9,150	0	(8)
	11/2016	SGD	34,631		25,820	419	0
	11/2016		$9,161	EUR	8,152	9	0
JPM	10/2016		8,681	GBP	6,576	0	(158)
	11/2016		30	JPY	3,000	0	0
SCX	10/2016	CNH	474,712		$71,401	323	0
	10/2016		$57,922	CNH	387,562	107	0
	10/2016		5,303	GBP	3,989	0	(132)
	11/2016	MYR	99,534		$24,439	425	0
SOG	11/2016	KRW	25,119,481		22,577	0	(225)
UAG	10/2016		$5,338	EUR	4,782	34	0

Total Forward Foreign Currency Contracts						$2,643	$(2,846)

Purchased Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae 3.000% due 11/01/2046	$74.000	11/07/2016	$185,000	$7	$0
	Put - OTC Fannie Mae 3.500% due 11/01/2046	75.000	11/07/2016	45,000	2	0
	Put - OTC Fannie Mae 4.000% due 11/01/2046	76.000	11/07/2016	210,000	8	0

					$17	$0

Total Purchased Options					$17	$0

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
GST	California State General Obligation Bonds, Series 2003	1.600%	12/20/2018	0.459%	$25,000	$0	$639	$639	$0
	California State General Obligation Bonds, Series 2003	1.750	12/20/2018	0.459	11,000	0	318	318	0

						$0	$957	$957	$0

Total Swap Agreements						$957	$957	$0	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(l)	Securities with an aggregate market value of $2,413 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$0	$2,206	$2,206
Corporate Bonds & Notes
Banking & Finance	0	265,416	16,333	281,749
Industrials	0	53,488	0	53,488
Utilities	0	73,118	0	73,118
Municipal Bonds & Notes
California	0	123,575	0	123,575
Illinois	0	16,537	0	16,537
Massachusetts	0	831	0	831
Michigan	0	1,591	0	1,591
New Jersey	0	1,462	0	1,462
New York	0	47,007	0	47,007
Ohio	0	18,168	0	18,168
Pennsylvania	0	10,408	0	10,408
Tennessee	0	137	0	137
Virginia	0	16,466	0	16,466
Washington	0	9,232	0	9,232
West Virginia	0	28,361	0	28,361
U.S. Government Agencies	0	844,397	0	844,397
U.S. Treasury Obligations	0	449,888	0	449,888
Non-Agency Mortgage-Backed Securities	0	245,998	4,934	250,932
Asset-Backed Securities	0	392,922	16,510	409,432
Sovereign Issues	0	7,683	0	7,683
Short-Term Instruments
Repurchase Agreements	0	2,710	0	2,710
U.S. Treasury Bills	0	379	0	379

Total Investments	$0	$2,609,774	$39,983	$2,649,757

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	216	106	0	322
Over the counter	0	3,600	0	3,600
	$216	$3,706	$0	$3,922

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(2,846)	$0	$(2,846)

Totals	$216	$2,610,634	$39,983	$2,650,833

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2016:

Category and Subcategory	Beginning Balance at 12/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,302	$(57)	$0	$0	$(39)	$0	$0	$2,206	$(39)
Corporate Bonds & Notes
Banking & Finance	96,105	4,800	(17,757)	13	130	3,359	0	(70,317)	16,333	2,189
Non-Agency Mortgage-Backed Securities	2,064	4,925	(2,077)	2	18	23	0	(21)	4,934	9
Asset-Backed Securities	0	16,499	0	0	0	11	0	0	16,510	10

Totals	$98,169	$28,526	$(19,891)	$15	$148	$3,354	$0	$(70,338)	$39,983	$2,169

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$2,206	Proxy Pricing	Base Price	98.00
Corporate Bonds & Notes
Banking & Finance	16,333	Reference Instrument	Spread movement	5.00 bps
Non-Agency Mortgage-Backed Securities	4,934	Proxy Pricing	Base Price	98.50
Asset-Backed Securities	16,510	Proxy Pricing	Base Price	79.00 -100.00

Total	$39,983

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series R

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 182.5%
CORPORATE BONDS & NOTES 5.4%
BANKING & FINANCE 3.7%
American International Group, Inc.
5.850% due 01/16/2018		$200	$211
Bank of America N.A.
1.750% due 06/05/2018		1,800	1,811
Goldman Sachs Group, Inc.
2.050% due 09/15/2020		1,400	1,409
ING Bank NV
2.625% due 12/05/2022		400	415
Lloyds Bank PLC
1.750% due 05/14/2018		850	853
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	400	449
Santander Holdings USA, Inc.
2.275% due 11/24/2017		$100	101

			5,249

INDUSTRIALS 1.1%
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		1,600	1,602

UTILITIES 0.6%
Petrobras Global Finance BV
4.375% due 05/20/2023		1,000	897

Total Corporate Bonds & Notes (Cost $7,683)			7,748

U.S. GOVERNMENT AGENCIES 16.2%
Fannie Mae
0.970% due 02/25/2037		90	90
1.689% due 10/01/2044		7	7
Fannie Mae, TBA
3.000% due 11/01/2046		9,000	9,336
3.500% due 10/01/2046 - 11/01/2046		11,000	11,603
Freddie Mac
2.659% due 09/01/2036		96	102
2.671% due 07/01/2036		86	90
NCUA Guaranteed Notes
0.889% due 11/06/2017		1,972	1,973

Total U.S. Government Agencies (Cost $23,177)			23,201

U.S. TREASURY OBLIGATIONS 124.0%
U.S. Treasury Bonds
2.250% due 08/15/2046		230	226
2.500% due 02/15/2046		4,770	4,947
2.500% due 05/15/2046		2,100	2,181
3.000% due 11/15/2044 (i)		300	343
3.000% due 05/15/2045 (i)		220	252
3.000% due 11/15/2045 (i)		50	57
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018 (e)		26,836	27,138
0.125% due 04/15/2019		3,687	3,751
0.125% due 04/15/2020		5,446	5,556
0.125% due 04/15/2021		5,788	5,914
0.125% due 01/15/2022		3,371	3,444
0.125% due 07/15/2022		105	107
0.125% due 01/15/2023 (e)		7,611	7,743
0.125% due 07/15/2024		3,902	3,967
0.125% due 07/15/2026		281	285
0.250% due 01/15/2025		2,347	2,395
0.375% due 07/15/2023 (i)		196	204
0.625% due 01/15/2024		4,332	4,553
0.625% due 01/15/2026		20	21
0.750% due 02/15/2042 (i)		2,599	2,696
1.000% due 02/15/2046 (i)		2,184	2,430
1.250% due 07/15/2020 (g)(i)		1,324	1,416
1.375% due 07/15/2018 (i)		391	407
1.375% due 02/15/2044 (e)(i)		11,431	13,646
1.750% due 01/15/2028 (e)(i)		21,045	24,698
1.875% due 07/15/2019 (e)		8,566	9,204
2.125% due 02/15/2040 (i)		267	358

2.125% due 02/15/2041		1,538	2,077
2.375% due 01/15/2025 (e)		7,903	9,435
2.375% due 01/15/2027 (i)		167	205
2.500% due 01/15/2029 (e)		12,262	15,613
3.625% due 04/15/2028 (i)		4,166	5,768
U.S. Treasury Notes
1.125% due 08/31/2021 (e)		16,100	16,087
1.625% due 02/15/2026		40	40
2.125% due 09/30/2021 (i)		300	313
2.125% due 12/31/2021 (i)		500	523

Total U.S. Treasury Obligations (Cost $173,702)			178,000

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
Bear Stearns Adjustable Rate Mortgage Trust
2.920% due 03/25/2035		38	38
3.128% due 03/25/2035		10	10
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035		14	15
2.760% due 09/25/2035		25	25
Countrywide Alternative Loan Trust
0.727% due 12/20/2046 ^		1,468	1,079
Countrywide Home Loan Reperforming REMIC Trust
0.865% due 06/25/2035		11	10
Grifonas Finance PLC
0.088% due 08/28/2039	EUR	198	167
GSR Mortgage Loan Trust
2.917% due 09/25/2035		$54	55
IndyMac Mortgage Loan Trust
1.365% due 05/25/2034		1,800	1,605
Marche Mutui SRL
0.108% due 02/25/2055	EUR	43	48
1.953% due 01/27/2064		146	166
Morgan Stanley Capital Trust
5.809% due 12/12/2049		$368	378
Residential Accredit Loans, Inc. Trust
0.705% due 06/25/2046		291	129
Swan Trust
2.920% due 04/25/2041	AUD	339	260

Total Non-Agency Mortgage-Backed Securities (Cost $3,953)			3,985

ASSET-BACKED SECURITIES 4.3%
Citigroup Mortgage Loan Trust, Inc.
0.605% due 01/25/2037		$296	200
0.815% due 10/25/2036		2,600	2,377
Fraser Sullivan CLO Ltd.
1.771% due 04/20/2023		518	518
GSAMP Trust
0.665% due 06/25/2036		454	397
Highlander Euro CDO BV
0.000% due 05/01/2023	EUR	1,299	1,451
Massachusetts Educational Financing Authority
1.665% due 04/25/2038		$96	95
NovaStar Mortgage Funding Trust
0.965% due 01/25/2036		1,100	935
RAAC Trust
0.865% due 08/25/2036		100	95
Saxon Asset Securities Trust
1.244% due 05/25/2035		42	32

Structured Asset Securities Corp. Mortgage Loan Trust
1.525% due 08/25/2037		81	76

Total Asset-Backed Securities (Cost $6,015)			6,176

SOVEREIGN ISSUES 21.2%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2017 (b)	BRL	53,490	14,629
Denmark Government International Bond
0.100% due 11/15/2023 (c)	DKK	28,334	4,629
France Government International Bond
0.250% due 07/25/2018 (c)	EUR	104	121
1.850% due 07/25/2027 (c)		641	949
Japan Government International Bond
0.100% due 09/10/2024 (c)	JPY	99,500	1,034
0.100% due 03/10/2026 (c)		109,519	1,143
Mexico Government International Bond
4.000% due 11/08/2046 (c)	MXN	11,402	677
4.330% due 06/29/2017		1,200	62
New Zealand Government International Bond
2.000% due 09/20/2025 (c)	NZD	518	395
2.500% due 09/20/2035 (c)		404	329
3.000% due 09/20/2030 (c)		1,232	1,049
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	1,655	2,039

United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	369	569
0.125% due 03/22/2026 (c)		1,163	1,848
0.125% due 03/22/2046 (c)		184	408
0.125% due 03/22/2058 (c)		62	171
0.125% due 03/22/2068 (c)		116	388

Total Sovereign Issues (Cost $30,851)			30,440

SHORT-TERM INSTRUMENTS 8.6%
CERTIFICATES OF DEPOSIT 0.6%
Barclays Bank PLC
1.641% due 09/08/2017		$900	903

REPURCHASE AGREEMENTS (d) 0.7%			973

JAPAN TREASURY BILLS 6.9%
(0.303)% due 10/11/2016 - 12/19/2016 (a)(b)	JPY	1,010,000	9,962

U.S. TREASURY BILLS 0.4%
0.509% due 03/09/2017 (a)(b)(g)(i)		$650	649

Total Short-Term Instruments (Cost $12,141)			12,487

Total Investments in Securities (Cost $257,522)			262,037

Total Investments 182.5% (Cost $257,522)			$262,037
Financial Derivative Instruments (f)(h) (3.3)% (Cost or Premiums, net $64)			(4,694)
Other Assets and Liabilities, net (79.2)%			(113,769)

Net Assets 100.0%			$143,574

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
DEU	1.300%	09/30/2016	10/03/2016	$200	U.S. Treasury Bonds 3.125% due 02/15/2043	$(203)	$200	$200
SSB	0.010	09/30/2016	10/03/2016	773	U.S. Treasury Notes 2.125% due 08/15/2021 (2)	(792)	773	773

Total Repurchase Agreements						$(995)	$973	$973

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BCY	1.750%	09/29/2016	10/04/2016	$(3,502)	$(3,503)
BPG	0.650	08/12/2016	10/12/2016	(11,889)	(11,901)
MSC	0.670	08/16/2016	10/14/2016	(1,052)	(1,053)
TDM	0.590	07/18/2016	10/14/2016	(30,963)	(31,002)
	0.600	07/14/2016	10/14/2016	(16,302)	(16,324)
	0.630	08/09/2016	10/11/2016	(21,605)	(21,626)
	0.630	08/17/2016	10/14/2016	(9,357)	(9,364)
UBS	0.100	09/26/2016	10/03/2016	(9,196)	(9,196)

Total Sale-Buyback Transactions					$(103,969)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(100,453) at a weighted average interest rate of 0.581%. Average borrowings includes reverse repurchase agreements, of which there were none open at period end.
(4)	Payable for sale-buyback transactions includes $(16) of deferred price drop.

(e)	Securities with an aggregate market value of $104,281 have been pledged as collateral under the terms of master agreements as of September 30, 2016.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note January Futures	$111.000	12/23/2016	148	$1	$0
Put - CBOT U.S. Treasury 5-Year Note December Futures	112.500	11/25/2016	173	2	0
Put - CBOT U.S. Treasury 5-Year Note January Futures	111.500	12/23/2016	92	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	114.500	11/25/2016	160	1	0
Call - CBOT U.S. Treasury 30-Year Bond December Futures	215.000	11/25/2016	39	0	0

				$5	$1

Total Purchased Options				$5	$1

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$129.000	10/21/2016	22	$(8)	$(1)
Call - CBOT U.S. Treasury 10-Year Note November Futures	131.500	10/21/2016	17	(5)	(7)

				$(13)	$(8)

Total Written Options				$(13)	$(8)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	55	$(4)	$1	$0
Call Options Strike @ EUR 179.000 on Euro-Bund 10-Year Bond December Futures	Long	11/2016	28	0	0	0
Euro-BTP Italy Government Bond December Futures	Short	12/2016	1	0	0	0
Euro-Bund 10-Year Bond December Futures	Short	12/2016	28	(33)	14	0
Euro-OAT France Government 10-Year Bond December Futures	Short	12/2016	28	(37)	14	(1)
Japan Government 10-Year Bond December Futures	Short	12/2016	1	(7)	1	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	401	8	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	99	1	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	401	(40)	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	99	(6)	0	0
U.S. Treasury 2-Year Note December Futures	Short	12/2016	148	14	14	0
U.S. Treasury 5-Year Note December Futures	Long	12/2016	173	5	0	(36)
U.S. Treasury 10-Year Note December Futures	Long	12/2016	125	1	0	(53)
U.S. Treasury 30-Year Bond December Futures	Short	12/2016	39	103	57	0
United Kingdom Long Gilt December Futures	Short	12/2016	15	20	18	0

Total Futures Contracts				$25	$119	$(90)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-27 5-Year Index	(5.000)%	12/20/2021	$1,600	$(73)	$(13)	$0	$(10)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-CPURNSA	1.800%	09/12/2026		$1,900	$(11)	$(11)	$0	$(4)
Receive	3-Month USD-LIBOR	1.250	06/15/2018		3,800	29	14	0	(1)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		16,000	(654)	(263)	21	0
Receive	3-Month USD-LIBOR *	1.500	12/21/2021		16,600	(222)	41	32	0
Pay	3-Month USD-LIBOR	2.250	12/16/2022		7,200	470	420	0	(18)
Receive	3-Month USD-LIBOR *	2.800	10/28/2025		14,000	(716)	(637)	48	0
Receive	3-Month USD-LIBOR *	2.500	02/22/2026		15,800	(558)	(508)	54	0
Receive	3-Month USD-LIBOR *	2.400	03/16/2026		8,600	(261)	(261)	29	0
Receive	3-Month USD-LIBOR *	2.300	04/21/2026		5,000	(126)	(105)	17	0
Receive	3-Month USD-LIBOR *	2.300	04/27/2026		5,900	(148)	(125)	20	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		1,200	(97)	(34)	6	0
Receive	3-Month USD-LIBOR *	2.000	07/27/2026		4,400	(43)	(30)	15	0
Receive	3-Month USD-LIBOR *	1.850	07/27/2026		1,600	(5)	(2)	6	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		11,070	(276)	(117)	60	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		1,600	(161)	16	16	0
Receive	6-Month GBP-LIBOR *	0.750	03/15/2027	GBP	1,710	10	(28)	9	0
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		970	(256)	(256)	28	0
Receive	6-Month JPY-LIBOR	1.500	12/21/2045	JPY	26,000	(78)	5	2	0

						$(3,103)	$(1,881)	$363	$(23)

Total Swap Agreements						$(3,176)	$(1,894)	$363	$(33)

*	This security has a forward starting effective date.

(g)	Securities with an aggregate market value of $1,102 and cash of $1675 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2016	BRL	266		$82	$0	$0
	10/2016	DKK	835		125	0	(1)
	10/2016	GBP	3,818		5,052	103	0
	10/2016	JPY	560,000		5,326	0	(199)
	10/2016		$81	BRL	266	0	0
	11/2016	PLN	446		$114	0	(2)
	01/2017	CNH	104		15	0	0
	01/2017	DKK	30,500		4,610	0	(12)
BPS	10/2016	BRL	12,700		3,433	0	(472)
	10/2016	GBP	107		139	0	0
	10/2016	JPY	130,000		1,242	0	(42)
	10/2016		$3,912	BRL	12,700	0	(7)
	10/2016		5,017	GBP	3,856	0	(19)
	11/2016	GBP	3,856		$5,020	18	0
BRC	10/2016	BRL	868		268	1	0
	10/2016		$266	BRL	868	2	0
CBK	10/2016	BRL	44,913		$13,836	25	0
	10/2016	EUR	99		111	0	0
	10/2016	JPY	180,000		1,719	0	(58)
	10/2016		$13,819	BRL	44,913	0	(9)
	10/2016		1,505	MXN	27,332	0	(98)
	01/2017		395	DKK	2,626	3	0
	10/2017	BRL	53,790		$15,045	23	0
DUB	10/2016		13,186		4,062	8	0
	10/2016		$4,067	BRL	13,186	0	(12)
	10/2016		1	CNH	10	0	0
	01/2017	CNH	6,368		$920	0	(29)
GLM	10/2016	BRL	31,168		7,822	0	(1,762)
	10/2016	GBP	149		199	6	0
	10/2016	JPY	852,900		8,503	92	0
	10/2016		$9,601	BRL	31,168	0	(18)
	10/2016		10,993	EUR	9,803	20	0
	10/2016		1,878	JPY	190,400	0	(1)
	10/2016		844	MXN	16,608	11	0
	11/2016	EUR	8,349		$9,371	0	(21)
HUS	10/2016	CNH	22,107		3,304	0	(6)
	10/2016		$728	CNH	4,851	0	(1)
	10/2016		1,460	NZD	2,011	4	0
	11/2016	NZD	2,011		$1,459	0	(4)
	01/2017	DKK	2,656		407	4	0
JPM	10/2016	AUD	2,504		1,888	0	(28)
	10/2016	BRL	15,100		3,566	0	(1,078)
	10/2016	CNH	14,762		2,241	31	0
	10/2016	DKK	3,045		452	0	(8)
	10/2016	NZD	2,011		1,470	6	0
	10/2016		$4,652	BRL	15,100	0	(9)
	10/2016		457	DKK	3,049	3	0
MSB	10/2016	BRL	266		$82	0	0
	10/2016	DKK	29,700		4,477	0	(4)
	10/2016	EUR	9,550		10,802	74	0
	10/2016		$82	BRL	266	0	0
	11/2016		81		266	0	0
	01/2017		1,895	CNH	12,778	10	0
NAB	10/2016		1,921	AUD	2,504	0	(4)
	11/2016	AUD	2,504		$1,919	4	0
RYL	10/2016		$1,476	CNH	9,900	6	0
SCX	10/2016		88	EUR	79	1	0
	10/2016		148	GBP	111	0	(4)
	10/2016		2,190	JPY	220,500	0	(15)
	11/2016	JPY	220,500		$2,192	15	0
	01/2017	CNH	6,307		917	0	(23)
UAG	10/2016		11,080		1,657	0	(2)
	10/2016	EUR	233		262	1	0
	10/2016		$4,380	JPY	442,000	3	(25)
	11/2016	TWD	45,872		$1,440	0	(25)
	11/2016		$1,635	INR	110,671	17	0
	12/2016	JPY	140,000		$1,375	0	(10)

Total Forward Foreign Currency Contracts						$491	$(4,008)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	12/27/2016	$31,300	$27	$4
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	02/13/2017	62,000	30	24
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	2,000	200	258
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	2,000	200	129
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018	3,000	205	82
FBF	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	3.400	12/05/2016	7,600	56	0
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016	59,700	53	7
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	01/09/2017	59,100	27	9
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/06/2017	62,800	31	17
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/21/2017	48,200	26	15
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	6,200	71	56
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	8,200	95	69
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018	2,100	193	83
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018	600	60	25
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018	600	63	26
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019	2,700	255	132

							$1,592	$936

*	The underlying security has a forward starting effective date.

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae 3.500% due 11/01/2046	$75.000	11/07/2016	$8,000	$0	$0

Total Purchased Options					$1,592	$936

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC CDX.IG-27 5-Year Index	Buy	0.700%	12/21/2016		$3,300	$(3)	$(4)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.625	11/16/2016	EUR	3,100	(3)	(3)
JPM	Put - OTC iTraxx Europe 25 5-Year Index	Sell	0.900	11/16/2016		3,100	(4)	(1)

							$(10)	$(8)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC GBP versus USD		$1.370	11/04/2016	GBP	1,520	$(14)	$(1)
GLM	Call - OTC USD versus BRL	BRL	3.400	10/06/2016		$1,207	(8)	0
	Put - OTC USD versus MXN	MXN	19.000	10/27/2016		660	(5)	(6)
	Put - OTC USD versus MXN		18.750	11/01/2016		660	(4)	(4)
JPM	Call - OTC EUR versus USD		$1.150	11/16/2016	EUR	622	(7)	(2)
SCX	Put - OTC EUR versus USD		1.085	11/03/2016		1,180	(5)	(1)
	Put - OTC EUR versus USD		1.090	11/16/2016		1,600	(11)	(4)

							$(54)	$(18)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	$32,200	$(287)	$(2)
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	1,500	(19)	0
DUB	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	1,800	(18)	(2)
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	(55)	(8)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	6,500	(47)	(2)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	500	(4)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	4,800	(54)	(38)
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	2,100	(39)	(21)

						$(523)	$(73)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$15,000	$(211)	$(80)
FBF	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016	7,600	(60)	(210)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	10/07/2016	3,000	(6)	0

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.550	10/07/2016	3,000	(9)	(4)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	9,800	(195)	(73)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018	2,800	(60)	(22)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018	2,800	(63)	(23)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019	12,800	(257)	(122)

							$(861)	$(534)

Total Written Options							$(1,448)	$(633)

*	The underlying security has a forward starting effective date.

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
FBF	Brazil Government International Bond	1.000%	06/20/2021	2.450%	$300	$(21)	$2	$0	$(19)
HUS	Brazil Government International Bond	1.000	06/20/2021	2.450	1,200	(83)	7	0	(76)
JPM	Brazil Government International Bond	1.000	06/20/2021	2.450	200	(14)	1	0	(13)

						$(118)	$10	$0	$(108)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	$220	$(7)	$3	$0	$(4)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	500	(22)	10	0	(12)
MYC	CMBX.NA.AAA.7 Index	0.500	01/17/2047	180	(6)	3	0	(3)

					$(35)	$16	$0	$(19)

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.350%	08/15/2030	GBP	1,100	$(13)	$57	$44	$0
	Pay	3-Month USD-CPURNSA	1.500	01/15/2017	$	6,600	0	(3)	0	(3)
	Pay	3-Month USD-CPURNSA	1.540	01/15/2017		6,600	0	(1)	0	(1)
	Pay	3-Month USD-CPURNSA	2.000	04/15/2017		4,800	0	(7)	0	(7)
	Receive	3-Month USD-CPURNSA	1.010	10/16/2017		500	0	5	5	0
	Receive	3-Month USD-CPURNSA *	1.580	05/23/2018		2,800	0	4	4	0
	Receive	3-Month USD-CPURNSA *	1.565	06/07/2018		500	0	1	1	0
	Receive	3-Month USD-CPURNSA	1.560	12/17/2020		1,700	0	10	10	0
BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	900	4	50	54	0
	Receive	3-Month EUR-EXT-CPI	0.550	10/15/2017	EUR	100	0	0	0	0
CBK	Pay	1-Month GBP-UKRPI	3.190	04/15/2030	GBP	1,700	0	22	22	0
	Pay	1-Month GBP-UKRPI	3.350	05/15/2030		600	0	31	31	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		900	(3)	33	30	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030		800	0	15	15	0
	Pay	1-Month GBP-UKRPI	3.140	04/15/2031		40	0	(2)	0	(2)
	Pay	3-Month EUR-EXT-CPI	0.830	05/15/2018	EUR	3,300	0	(16)	0	(16)
	Receive	3-Month EUR-EXT-CPI	0.655	08/15/2018		100	0	0	0	0
	Receive	3-Month EUR-EXT-CPI	0.640	09/15/2018		100	0	0	0	0
	Receive	3-Month EUR-EXT-CPI	0.650	10/15/2018		200	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI	0.875	05/15/2021		2,500	0	11	11	0
	Pay	3-Month EUR-EXT-CPI	1.177	05/15/2026		600	0	4	4	0
	Receive	3-Month USD-CPURNSA	2.250	07/15/2017	$	15,000	4	(807)	0	(803)
DUB	Pay	1-Month GBP-UKRPI	3.325	08/15/2030	GBP	1,800	4	55	59	0
	Pay	1-Month GBP-UKRPI	3.100	06/15/2031		400	0	(27)	0	(27)
	Receive	3-Month EUR-EXT-CPI	0.580	10/15/2017	EUR	400	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI	0.605	09/15/2018		200	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI	0.650	10/15/2018		500	0	(2)	0	(2)
	Receive	3-Month USD-CPURNSA	1.725	03/04/2019	$	1,175	0	(9)	0	(9)
	Receive	3-Month USD-CPURNSA	1.510	12/23/2019		14,000	0	(107)	0	(107)
	Receive	3-Month USD-CPURNSA	2.500	07/15/2022		5,000	103	(685)	0	(582)
FBF	Pay	1-Month GBP-UKRPI	3.335	04/15/2035	GBP	300	0	11	11	0
	Receive	3-Month EUR-EXT-CPI	0.615	09/15/2018	EUR	200	0	(1)	0	(1)
GLM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	500	2	28	30	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		1,250	(4)	45	41	0
	Pay	1-Month GBP-UKRPI	3.357	04/15/2035		400	0	19	19	0
	Receive	1-Month GBP-UKRPI	3.145	05/15/2046		350	6	38	44	0
	Receive	1-Month GBP-UKRPI	3.120	06/15/2046		610	(35)	131	96	0
	Receive	3-Month EUR-EXT-CPI	0.650	09/15/2018	EUR	500	(1)	(1)	0	(2)
	Pay	3-Month EUR-FRCPI	1.140	08/15/2026		700	0	(3)	0	(3)
	Receive	3-Month USD-CPURNSA	2.033	04/15/2018	$	5,300	0	(211)	0	(211)
JPM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	0	6	6	0
	Receive	3-Month EUR-EXT-CPI	0.580	10/15/2017	EUR	300	0	(1)	0	(1)
	Pay	3-Month USD-CPURNSA	1.340	01/01/2017	$	3,500	0	(5)	0	(5)
	Pay	3-Month USD-CPURNSA	1.413	01/15/2017		1,700	0	(2)	0	(2)
	Pay	3-Month USD-CPURNSA	1.512	01/15/2017		1,500	0	(1)	0	(1)
	Pay	3-Month USD-CPURNSA	1.632	02/01/2017		6,200	0	(1)	0	(1)
	Receive	3-Month USD-CPURNSA	1.550	07/26/2021		900	0	9	9	0
	Receive	3-Month USD-CPURNSA	1.602	09/12/2021		770	0	4	4	0
	Pay	3-Month USD-CPURNSA	1.730	07/26/2026		900	0	(13)	0	(13)
	Pay	3-Month USD-CPURNSA	1.762	08/30/2026		1,100	0	(11)	0	(11)
	Pay	3-Month USD-CPURNSA	1.801	09/12/2026		770	0	(5)	0	(5)
	Pay	3-Month USD-CPURNSA	1.805	09/12/2026		600	0	(4)	0	(4)
	Pay	3-Month USD-CPURNSA	1.780	09/15/2026		1,300	(1)	(11)	0	(12)
MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	1,200	0	52	52	0
	Receive	3-Month USD-CPURNSA	1.547	12/21/2020	$	4,000	0	27	27	0
	Pay	3-Month USD-CPURNSA	1.787	07/18/2026		900	0	(8)	0	(8)
	Pay	3-Month USD-CPURNSA	1.810	07/19/2026		1,500	0	(10)	0	(10)
	Pay	3-Month USD-CPURNSA	1.800	07/20/2026		900	0	(7)	0	(7)
	Pay	3-Month USD-CPURNSA	1.805	09/20/2026		300	0	(2)	0	(2)
RYL	Pay	1-Month GBP-UKRPI	3.140	07/15/2031	GBP	300	0	(18)	0	(18)
	Pay	3-Month EUR-FRCPI	1.140	08/15/2026	EUR	600	0	(3)	0	(3)
	Receive	3-Month USD-CPURNSA	1.930	10/31/2016	$	7,800	0	(228)	0	(228)
	Receive	3-Month USD-CPURNSA	2.250	07/15/2017		4,100	15	(234)	0	(219)
UAG	Receive	3-Month EUR-EXT-CPI	0.525	10/15/2017	EUR	800	0	(2)	0	(2)
	Receive	3-Month EUR-EXT-CPI	0.610	09/15/2018		1,000	0	(3)	0	(3)

							$81	$(1,786)	$629	$(2,334)

Total Swap Agreements							$(72)	$(1,760)	$629	$(2,461)

*	This security has a forward starting effective date.

(i)	Securities with an aggregate market value of $5,548 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,249	$0	$5,249
Industrials	0	1,602	0	1,602
Utilities	0	897	0	897
U.S. Government Agencies	0	23,201	0	23,201
U.S. Treasury Obligations	0	178,000	0	178,000
Non-Agency Mortgage-Backed Securities	0	3,985	0	3,985
Asset-Backed Securities	0	6,176	0	6,176
Sovereign Issues	0	30,378	62	30,440
Short-Term Instruments
Certificates of Deposit	0	903	0	903
Repurchase Agreements	0	973	0	973
Japan Treasury Bills	0	9,962	0	9,962
U.S. Treasury Bills	0	649	0	649

Total Investments	$0	$261,975	$62	$262,037

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	119	364	0	483
Over the counter	0	2,056	0	2,056
	$119	$2,420	$0	$2,539

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(90)	(41)	0	(131)
Over the counter	0	(7,102)	0	(7,102)

	$(90)	$(7,143)	$0	$(7,233)

Totals	$29	$257,252	$62	$257,343

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series TE

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.6%
MUNICIPAL BONDS & NOTES 92.9%
ARIZONA 2.4%
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2010
5.000% due 07/01/2028	$1,000	$1,134
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2012
5.000% due 12/01/2030	1,000	1,202

		2,336

CALIFORNIA 7.6%
Alameda Community Facilities District, California Special Tax Bonds, Series 2016
5.000% due 09/01/2042	1,105	1,277
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2038	2,000	2,401
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	1,710	1,711
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,000	1,152
Clovis Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 08/01/2027 (a)	1,000	770

		7,311

COLORADO 2.6%
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.000% due 12/01/2033	2,125	2,485

CONNECTICUT 1.3%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2014
5.000% due 07/01/2026	1,000	1,202

FLORIDA 2.9%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,300	1,522
Miami-Dade County, Florida Revenue Bonds, Series 2016
0.000% due 10/01/2031 (a)	1,000	600
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2013
5.000% due 10/01/2028	555	678

		2,800

ILLINOIS 20.0%
Chicago, Illinois General Obligation Bonds, Series 2012
5.000% due 01/01/2023	2,000	2,124
5.000% due 01/01/2025	1,000	1,057
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	2,000	2,161
Chicago, Illinois Waterworks Revenue Bonds, (AGM/CR Insured), Series 1999
5.000% due 11/01/2030	1,000	1,224
Illinois Finance Authority Revenue Bonds, Series 2016
5.000% due 02/15/2032	1,500	1,738
5.000% due 02/15/2041	1,000	1,124
Illinois State General Obligation Bonds, Series 2012
5.000% due 03/01/2037	500	529
Illinois State General Obligation Bonds, Series 2013
5.500% due 07/01/2038	3,500	3,908
Illinois State General Obligation Bonds, Series 2014
5.000% due 04/01/2029	605	671
Illinois State General Obligation Bonds, Series 2016
5.000% due 01/01/2027	2,000	2,289
Illinois State General Obligation Notes, Series 2016
5.000% due 01/01/2026	2,000	2,310

		19,135

KANSAS 2.4%
Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	2,000	2,325

MAINE 1.8%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	1,500	1,726

MASSACHUSETTS 2.5%
Massachusetts State College Building Authority Revenue Bonds, Series 2014
5.000% due 05/01/2028	2,000	2,427

MICHIGAN 2.3%
Michigan Finance Authority Revenue Notes, Series 2014
4.000% due 10/01/2024	2,000	2,207

NEBRASKA 1.2%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.000% due 09/01/2032	1,000	1,144

NEW JERSEY 5.4%
New Jersey Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 07/01/2041	1,000	1,149
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	1,000	1,156
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
5.250% due 12/15/2023	900	1,062
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	1,105	1,268
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.250% due 06/15/2029	500	573

		5,208

NEW YORK 11.1%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	1,340	1,622
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2016
5.000% due 08/01/2034	1,750	2,162
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2029	2,500	3,117
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2020	1,130	1,234
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	2,000	2,484

		10,619

NORTH CAROLINA 5.0%
North Carolina Turnpike Authority Revenue Bonds, Series 2011
5.000% due 07/01/2024	1,000	1,170
Raleigh, North Carolina Combined Enterprise System Revenue Bonds, Series 2013
5.000% due 03/01/2024	1,250	1,550
University of North Carolina at Greensboro Revenue Notes, Series 2014
5.000% due 04/01/2024	1,660	2,062

		4,782

PENNSYLVANIA 3.7%
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 01/01/2023	1,000	1,170
Pennsylvania Turnpike Commission Revenue Bonds, Series 2009
5.000% due 12/01/2020	1,000	1,121
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016
5.000% due 12/01/2028	1,000	1,238

		3,529

PUERTO RICO 0.8%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
0.953% due 07/01/2029	1,010	742

RHODE ISLAND 1.1%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	1,000	1,062

TENNESSEE 0.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2024	200	246

TEXAS 11.0%
Harris County, Texas General Obligation Bonds, Series 1997
5.125% due 08/15/2024	1,580	1,957
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.000% due 07/01/2036	1,000	1,080
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,000	1,206

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	5,000	6,347

		10,590

VIRGINIA 4.0%
Loudoun County, Virginia General Obligation Bonds, Series 2013
5.000% due 12/01/2027	2,315	2,823
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	1,000	1,030

		3,853

WASHINGTON 2.2%
Energy Northwest, Washington Revenue Bonds, Series 2015
5.000% due 07/01/2031	1,300	1,604
Washington Health Care Facilities Authority Revenue Bonds, Series 2013
2.240% due 01/01/2035	500	501

		2,105

WISCONSIN 1.3%
WPPI Energy, Wisconsin Revenue Bonds, Series 2013
5.000% due 07/01/2025	1,000	1,210

Total Municipal Bonds & Notes (Cost $83,428)		89,044

SHORT-TERM INSTRUMENTS 5.7%
SHORT-TERM NOTES 5.7%
Fannie Mae
0.253% due 11/16/2016 (a)(b)	2,100	2,099
Federal Home Loan Bank
0.223% due 10/31/2016 (a)(b)	1,000	1,000
0.290% due 10/05/2016 (a)(b)	2,400	2,400

		5,499

Total Short-Term Instruments (Cost $5,499)		5,499

Total Investments in Securities (Cost $88,927)		94,543

Total Investments 98.6% (Cost $88,927)		$94,543
Financial Derivative Instruments (c)(d) 0.0% (Cost or Premiums, net $0)		17
Other Assets and Liabilities, net 1.4%		1,326

Net Assets 100.0%		$95,886

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note December Futures	Short	12/2016	24	$(4)	$10	$0

Total Futures Contracts				$(4)	$10	$0

Cash of $117 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(d)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	3-Month USD-LIBOR	1.128%	09/16/2026	$	1,900	$0	$5	$5	$0
CBK	Receive	3-Month USD-LIBOR	0.883	09/19/2021		1,300	0	2	2	0

							$0	$7	$7	$0

Total Swap Agreements							$0	$7	$7	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$2,336	$0	$2,336
California	0	7,311	0	7,311
Colorado	0	2,485	0	2,485
Connecticut	0	1,202	0	1,202
Florida	0	2,800	0	2,800
Illinois	0	19,135	0	19,135
Kansas	0	2,325	0	2,325
Maine	0	1,726	0	1,726
Massachusetts	0	2,427	0	2,427
Michigan	0	2,207	0	2,207
Nebraska	0	1,144	0	1,144
New Jersey	0	5,208	0	5,208
New York	0	10,619	0	10,619
North Carolina	0	4,782	0	4,782
Pennsylvania	0	3,529	0	3,529
Puerto Rico	0	742	0	742
Rhode Island	0	1,062	0	1,062
Tennessee	0	246	0	246
Texas	0	10,590	0	10,590
Virginia	0	3,853	0	3,853
Washington	0	2,105	0	2,105
Wisconsin	0	1,210	0	1,210
Short-Term Instruments
Short-Term Notes	0	5,499	0	5,499

Total Investments	$0	$94,543	$0	$94,543

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10	0	0	10
Over the counter	0	7	0	7

	$10	$7	$0	$17

Totals	$10	$94,550	$0	$94,560

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio’s shares is based on the Portfolio’s Net Asset Value (“NAV”). The NAV of a Portfolio’s shares is determined by dividing the total value of portfolio investments and other assets attributable, less liabilities attributable to that Portfolio, by the total number of shares outstanding of that Portfolio.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time as of which its respective NAV is calculated if the Portfolio closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. A Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Portfolio is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market-based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market-based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by Pacific Investment Management Company LLC (the “Adviser”). Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedules of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities market indices, and/or other financial instruments for which pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolios may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of September 30, 2016, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Each Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolios’ U.S. tax returns filed for the fiscal years from 2013-2015, no examinations are in progress or anticipated at this time. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net unrealized Appreciation (Depreciation) (1)
Fixed Income SHares - Series C	$2,170,653	$78,877	$(11,408)	$67,469
Fixed Income SHares - Series LD	61,714	635	(134)	501
Fixed Income SHares - Series M	2,565,296	103,746	(19,285)	84,461
Fixed Income SHares - Series R	261,641	1,869	(1,473)	396
Fixed Income SHares - Series TE	88,927	5,671	(55)	5,616

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets
BOM	Bank of Montreal	GRE	RBS Securities, Inc.	RYL	Royal Bank of Scotland Group PLC
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
BSN	Bank of Nova Scotia	MSB	Morgan Stanley Bank N.A.	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	MSC	Morgan Stanley & Co., Inc.	TOR	Toronto Dominion Bank
DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	NAB	National Australia Bank Ltd.	UBS	UBS Securities LLC
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CHF	Swiss Franc	JPY	Japanese Yen	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TWD	Taiwanese Dollar
DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	MYR	Malaysian Ringgit

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	FRCPI	France Consumer Price Index
CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	UKRPI	United Kingdom Retail Price Index
CMBX	Commercial Mortgage-Backed Index	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	NCUA	National Credit Union Administration	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
BTP	Buoni del Tesoro Poliennali	OAT	Obligations Assimilables du Trésor	YOY	Year-Over-Year
CDO	Collateralized Debt Obligation

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Managed Accounts Trust

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 28, 2016

By:	/s/ William G. Galipeau

William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 28, 2016

By:	/s/ William G. Galipeau

William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 28, 2016